AB High Income Fund

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 64.1%
Industrial – 54.8%
Basic – 3.3%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)	U.S.$	675	$651,317
7.125%, 03/15/2031(a)		3,049	3,135,609
Alumina Pty Ltd. 6.125%, 03/15/2030(a)		4,042	4,062,444
6.375%, 09/15/2032(a)		3,059	3,073,786
Arcosa, Inc. 4.375%, 04/15/2029(a)		1,557	1,523,180
6.875%, 08/15/2032(a)		1,073	1,107,580
ASP Unifrax Holdings, Inc. 7.10%, 09/30/2029(b)(c)(d)		8,037	3,787
10.425%, 09/30/2029(b)(c)(d)(e)		12,338	4,493,506
Celanese US Holdings LLC 6.50%, 04/15/2030		631	639,528
6.75%, 04/15/2033		2,104	2,146,693
7.00%, 02/15/2031		1,814	1,862,316
7.375%, 02/15/2034		3,832	3,942,482
Cleveland-Cliffs, Inc. 7.50%, 09/15/2031(a)		5,190	5,296,162
Commercial Metals Co. 5.75%, 11/15/2033(a)		1,792	1,761,895
Constellium SE 3.75%, 04/15/2029(a)		2,400	2,291,534
5.625%, 06/15/2028(a)		677	675,502
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		3,051	3,045,700
Element Solutions, Inc. 3.875%, 09/01/2028(a)		8,518	8,392,272
Fortescue Treasury Pty Ltd. 4.375%, 04/01/2031(a)		3,197	3,010,430
4.50%, 09/15/2027(a)		2,160	2,138,457
5.875%, 04/15/2030(a)		154	154,357
6.125%, 04/15/2032(a)		5,645	5,705,935
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		5,476	5,308,603
3.50%, 03/01/2029(a)		1,508	1,429,352
INEOS Finance PLC 6.375%, 04/15/2029(a)	EUR	1,276	1,445,711
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	3,288	3,171,237
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(b)(d)(f)(g)(h)		16,121	0
Nouryon Finance BV 6.125%, 07/15/2031(a)	EUR	1,267	1,479,465
Novelis Corp. 4.75%, 01/30/2030(a)	U.S.$	2,948	2,831,078
Olin Corp. 5.625%, 08/01/2029		2,996	2,965,275
6.625%, 04/01/2033(a)		2,599	2,543,823
Olympus Water US Holding Corp. 6.75%, 08/01/2032(a)		4,778	4,652,211
Skeena Resources Ltd. 8.50%, 04/01/2031(a)		2,425	2,531,388
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC 5.00%, 07/15/2033(a)	EUR	672	777,056
6.125%, 07/15/2033(a)	U.S.$	930	925,462
Sword Purchaser LLC 8.25%, 04/15/2033(a)		6,490	6,638,309
Vibrantz Technologies, Inc. 9.00%, 02/28/2031(b)		38	18,387

	Principal Amount (000)		U.S. $ Value

WR Grace Holdings LLC 5.625%, 08/15/2029(a)	U.S.$	763	$700,657
6.625%, 08/15/2032(a)		2,506	2,385,854
7.00%, 08/01/2033(a)		1,779	1,706,506
7.375%, 03/01/2031(a)		761	755,651

			101,380,497

Capital Goods – 5.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 5.00%, 01/30/2031(a)	EUR	1,347	1,555,872
6.25%, 01/30/2031(a)	U.S.$	1,116	1,120,140
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		7,031	7,123,924
6.25%, 03/15/2033(a)		4,357	4,420,713
Biffa Group Holdings Ltd. 5.25%, 06/15/2031(a)	EUR	3,771	4,316,579
Bombardier, Inc. 6.75%, 06/15/2033(a)	U.S.$	1,496	1,540,544
7.25%, 07/01/2031(a)		3,007	3,135,742
7.45%, 05/01/2034(a)		5,150	5,630,082
8.75%, 11/15/2030(a)		5,839	6,154,834
Calderys Financing LLC 11.25%, 06/01/2028(a)		6,939	7,183,824
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(a)(i)		4,752	2,446,872
Columbus McKinnon Corp./NY 7.125%, 02/01/2033(a)		6,318	6,369,869
Constantia Flexibles GmbH 6.25%, 07/15/2032(a)	EUR	334	387,010
Cornerstone Building Brands, Inc. 9.50%, 08/15/2029(a)	U.S.$	2,647	1,365,426
Efesto Bidco SpA Efesto US LLC Series XR 7.50%, 02/15/2032(a)		8,360	8,442,275
EnerSys 4.375%, 12/15/2027(a)		5,050	4,989,739
Esab Corp. 5.625%, 04/01/2031(a)		4,559	4,509,580
Goat Holdco LLC 6.75%, 02/01/2032(a)		1,805	1,834,912
Griffon Corp. 5.75%, 03/01/2028		300	299,964
LSB Industries, Inc. 6.25%, 10/15/2028(a)(e)		5,922	5,906,362
Luna 2 5 SARL 5.50%, 07/01/2032(a)	EUR	2,280	2,645,886
Madison IAQ LLC 5.875%, 06/30/2029(a)	U.S.$	7,940	7,942,063
Maxam Prill SARL 7.75%, 07/15/2030(a)		4,183	4,290,069
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(a)		1,314	1,293,759
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)(i)		9,795	9,065,547
Moog, Inc. 5.50%, 10/15/2034(a)		1,898	1,843,020
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		533	510,300
Paprec Holding SA 4.50%, 07/15/2032(a)	EUR	1,240	1,416,367
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)	U.S.$	3,800	3,846,001
Solaris Energy Infrastructure LLC 6.375%, 05/15/2031(a)		2,417	2,373,839
TransDigm, Inc. 4.625%, 01/15/2029		3,591	3,523,466
4.875%, 05/01/2029		3,750	3,684,533
6.25%, 01/31/2034(a)		224	226,228
6.375%, 03/01/2029(a)		1,372	1,388,312
6.375%, 05/31/2033(a)		8,340	8,337,838
6.625%, 03/01/2032(a)		2,376	2,416,992

	Principal Amount (000)		U.S. $ Value

6.75%, 08/15/2028(a)	U.S.$	13,090	$13,192,087
6.875%, 12/15/2030(a)		157	160,868
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		3,072	3,134,807
Waste Pro USA, Inc. 7.00%, 02/01/2033(a)		2,664	2,709,780
WESCO Distribution, Inc. 5.25%, 04/15/2031(a)		2,672	2,628,989
6.625%, 03/15/2032(a)		528	538,996

			155,904,010

Communications - Media – 5.8%
AMC Global Media, Inc. 10.50%, 07/15/2032(a)		1,473	1,517,734
Arches Buyer, Inc. 9.00%, 08/15/2031(a)		2,290	2,300,892
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		2,542	2,250,523
4.50%, 08/15/2030(a)		16,819	15,356,301
4.75%, 03/01/2030(a)		1,939	1,811,903
5.00%, 02/01/2028(a)		1,008	996,815
6.375%, 09/01/2029(a)		3,993	3,968,572
7.375%, 03/01/2031(a)(i)		1,028	1,023,305
Clear Channel Outdoor Holdings, Inc. 7.125%, 02/15/2031(a)		3,485	3,594,502
CSC Holdings LLC 4.625%, 12/01/2030(a)		2,824	596,282
5.00%, 11/15/2031(a)		330	70,576
5.375%, 02/01/2028(a)		6,664	3,859,499
5.50%, 04/15/2027(a)		4,961	3,069,013
5.75%, 01/15/2030(a)		2,983	641,882
7.50%, 04/01/2028(a)		2,183	502,605
11.25%, 05/15/2028(a)		2,417	1,405,532
11.75%, 01/31/2029(a)		2,095	1,199,791
DIRECTV Financing LLC 8.875%, 02/01/2030(a)		3,468	3,535,382
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		413	412,579
10.00%, 02/15/2031(a)		4,361	4,556,966
Discovery Global Holdings, Inc. 4.28%, 03/15/2032		4,597	4,078,547
5.05%, 03/15/2042		13,079	9,128,859
5.14%, 03/15/2052		1,604	1,026,032
DISH DBS Corp. 5.25%, 12/01/2026(a)(c)(d)		8,369	8,323,321
5.75%, 12/01/2028(a)(c)(d)		15,534	14,973,917
7.375%, 07/01/2028(c)(d)		7,151	6,852,157
EchoStar Corp. 6.75% (6.75% Cash or 6.75% PIK), 11/30/2030(e)(j)		10,093	10,235,343
10.75%, 11/30/2029		7,197	7,783,733
EW Scripps Co. (The) 9.875%, 08/15/2030(a)		3,192	2,785,606
Gray Media, Inc. 5.375%, 11/15/2031(a)		2,960	2,189,978
7.25%, 08/15/2033(a)		1,222	1,207,985
9.625%, 07/15/2032(a)		2,822	2,850,987
iHeartCommunications, Inc. 7.75%, 08/15/2030(a)		138	120,960
9.125%, 05/01/2029(a)		552	512,337
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		5,026	2,817,713
6.75%, 10/15/2027(a)		11,516	6,533,037
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		2,707	2,685,309
8.00%, 08/01/2029(a)		869	861,828
Paramount Global 6.25%, 02/28/2057		1,211	951,077
6.375%, 03/30/2062		4,680	3,870,995

	Principal Amount (000)		U.S. $ Value

Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)	U.S.$	523	$452,359
8.125%, 02/15/2033(a)		4,657	4,799,261
Sirius XM Radio LLC 4.00%, 07/15/2028(a)		9,128	8,879,964
4.125%, 07/01/2030(a)		1,261	1,179,230
5.50%, 07/01/2029(a)		1,000	996,564
Snap, Inc. 6.875%, 03/01/2033(a)		5,488	5,363,717
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	541	529,959
Versant Media Group, Inc. 7.25%, 01/30/2031(a)	U.S.$	9,112	9,400,351
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		3,049	2,505,057

			176,566,837

Communications - Telecommunications – 2.8%
Altice Financing SA 5.75%, 08/15/2029(a)		4,443	2,813,787
Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(b)		2,487	2,444,324
Altice France SA 6.50%, 10/15/2031(a)		925	894,017
6.50%, 04/15/2032(a)		2,283	2,211,197
6.875%, 10/15/2030(a)		2,983	2,912,305
6.875%, 07/15/2032(a)		5,684	5,519,484
9.50%, 11/01/2029(a)		1,500	1,519,657
APLD ComputeCo 2 LLC 6.75%, 03/15/2031(a)		5,604	5,479,901
APLD ComputeCo 3 LLC 7.00%, 06/15/2031(a)		5,850	5,710,501
Connect Finco SARL/Connect US Finco LLC 9.00%, 09/15/2029(a)		1,556	1,631,762
Core Scientific Finance I LLC 7.75%, 05/15/2031(a)		8,968	8,785,369
Edged Compute LLC 7.50%, 04/30/2031(a)		5,758	5,435,693
ELK Grove Village Property LLC 7.50%, 06/15/2031(a)		4,400	4,234,271
Fibercop SpA 7.20%, 07/18/2036(a)		820	835,503
7.72%, 06/04/2038(a)		6,199	6,427,770
Galaxy Helios Data Centers II LLC 9.875%, 08/01/2031(a)		10,592	10,638,230
United Group BV 6.25%, 01/31/2032(a)	EUR	270	312,264
6.375%, 05/14/2033(a)		785	902,609
6.75%, 02/15/2031(a)		2,127	2,520,406
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 8.625%, 06/15/2032(a)(i)	U.S.$	3,310	3,380,338
Viasat, Inc. 6.50%, 07/15/2028(a)		190	188,685
7.50%, 05/30/2031(a)		1,079	1,079,698
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(a)		4,218	4,383,576
Yondr JK 1 LLC 6.875%, 06/30/2031(a)		3,501	3,334,678

			83,596,025

Consumer Cyclical - Automotive – 2.6%
Adient Global Holdings Ltd. 7.50%, 02/15/2033(a)		1,362	1,406,224
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		10,355	5,782,636
Clarios Global LP/Clarios US Finance Co. 4.75%, 06/15/2031(a)	EUR	2,475	2,854,046
6.75%, 09/15/2032(a)	U.S.$	4,307	4,355,669

	Principal Amount (000)		U.S. $ Value

Dorman Products, Inc. 6.25%, 06/15/2034(a)	U.S.$	825	$828,392
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b)(d)(f)(g)(h)(k)		18,493	0
Exide Technologies (First Lien) 11.00%, 10/31/2024(b)(d)(f)(g)(h)(k)		7,590	0
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		2,470	2,219,691
5.25%, 07/15/2031		5,477	4,866,065
6.625%, 07/15/2030		4,137	3,999,549
IHO Verwaltungs GmbH 5.625% (5.625% Cash or 6.375% PIK), 05/15/2031(a)(j)	EUR	568	682,609
6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(a)(j)	U.S.$	200	200,826
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a)(j)	EUR	2,189	2,632,118
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a)(j)	U.S.$	3,195	3,318,952
8.00% (8.00% Cash or 8.75% PIK), 11/15/2032(a)(j)		1,030	1,081,784
Nissan Motor Acceptance Co. LLC 2.45%, 09/15/2028(a)		4,310	4,000,055
2.75%, 03/09/2028(a)		6,045	5,747,253
5.55%, 09/13/2029(a)		1,000	974,200
6.125%, 09/30/2030(a)		1,425	1,391,390
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,000	982,421
7.50%, 07/17/2030(a)		1,000	1,024,553
8.125%, 07/17/2035(a)		7,985	8,413,954
PM General Purchaser LLC 9.50%, 10/01/2028(a)		5,339	4,510,618
Tenneco, Inc. 8.00%, 11/17/2028(a)		8,316	8,338,145
Titan International, Inc. 7.00%, 04/30/2028		6,965	6,950,359
ZF Finance GmbH Series E 3.75%, 09/21/2028(a)	EUR	100	114,453
ZF North America Capital, Inc. 7.125%, 04/14/2030(a)	U.S.$	1,539	1,549,649

			78,225,611

Consumer Cyclical - Entertainment – 1.1%
NCL Corp., Ltd. 5.875%, 01/15/2031(a)		5,106	4,882,632
6.25%, 09/15/2033(a)		1,710	1,625,001
6.75%, 02/01/2032(a)		2,185	2,141,586
NCL Finance Ltd. 6.125%, 03/15/2028(a)		324	325,796
Patrick Industries, Inc. 4.75%, 05/01/2029(a)		150	146,511
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		5,583	5,433,164
Six Flags Entertainment Corp. 7.25%, 05/15/2031(a)(i)		8,346	8,181,409
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 07/15/2029		30	28,818
Viking Cruises Ltd. 5.875%, 10/15/2033(a)		8,413	8,321,722
9.125%, 07/15/2031(a)		1,377	1,442,654

			32,529,293

Consumer Cyclical - Other – 5.5%
Allwyn Entertainment Financing UK PLC 4.625%, 08/15/2031(a)	EUR	1,909	2,182,216
7.25%, 04/30/2030(a)		1,431	1,712,569
Ameritex Holdco Intermediate LLC 7.625%, 08/15/2033(a)	U.S.$	7,022	7,233,177

	Principal Amount (000)		U.S. $ Value

Banijay Gaming SAS 5.125%, 12/10/2031(a)	EUR	3,994	$4,653,411
Boyne USA, Inc. 4.75%, 05/15/2029(a)	U.S.$	1,527	1,489,862
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.75%, 01/15/2033(a)		3,778	3,640,801
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		5,679	5,292,937
6.25%, 09/15/2027(a)		4,404	4,408,377
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		1,954	1,778,360
6.375%, 03/01/2034(a)		5,168	5,076,005
6.75%, 05/15/2035(a)		2,975	2,944,327
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		2,523	2,499,081
5.75%, 04/01/2030(a)		2,035	2,029,633
Cirsa Finance International SARL 4.625%, 07/20/2032(a)	EUR	1,138	1,309,408
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(a)	U.S.$	3,567	3,600,035
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		6,167	5,582,169
4.00%, 05/01/2031(a)		1,651	1,548,468
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		964	891,683
5.00%, 06/01/2029(a)		9,171	8,897,605
6.625%, 01/15/2032(a)		3,497	3,506,435
Installed Building Products, Inc. 5.625%, 02/01/2034(a)		950	919,551
K Hovnanian Enterprises, Inc. 8.00%, 04/01/2031(a)		2,083	2,125,545
LGI Homes, Inc. 7.00%, 11/15/2032(a)		2,559	2,497,159
Lottomatica Group SpA 4.625%, 04/30/2032(a)	EUR	1,269	1,465,962
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)	U.S.$	1,338	1,290,282
6.50%, 10/01/2033(a)		7,489	7,366,031
Masterbrand, Inc. 7.00%, 07/15/2032(a)		3,662	3,666,574
Mattamy Group Corp. 4.625%, 03/01/2030(a)		4,209	4,031,108
MGM Resorts International 6.125%, 09/15/2029		2,400	2,415,232
Miller Homes Group Finco PLC 6.53% (EURIBOR 3 Month + 4.25%), 10/15/2030(a)(l)	EUR	1,541	1,780,754
7.00%, 05/15/2029(a)	GBP	2,900	3,880,581
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(a)	U.S.$	2,744	2,853,153
11.875%, 04/15/2031(a)		3,907	4,234,750
Pioneer Opco LLC 7.00%, 05/15/2033(a)		1,073	1,085,149
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		3,292	3,246,097
4.75%, 04/01/2029		4,530	4,403,402
Standard Building Solutions, Inc. 5.875%, 03/15/2034(a)		2,815	2,704,963
6.25%, 08/01/2033(a)		5,412	5,353,411
Standard Industries, Inc./NY 3.375%, 01/15/2031(a)		2,584	2,322,410
4.375%, 07/15/2030(a)		7,040	6,652,631
4.75%, 01/15/2028(a)		1,356	1,347,627
Station Casinos LLC 4.50%, 02/15/2028(a)		1,517	1,493,629

	Principal Amount (000)		U.S. $ Value

Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)	U.S.$	212	$211,529
5.75%, 01/15/2028(a)		989	998,882
Thor Industries, Inc. 4.00%, 10/15/2029(a)		3,624	3,417,023
Travel & Leisure Co. 4.50%, 12/01/2029(a)		5,268	5,077,860
4.625%, 03/01/2030(a)		10,068	9,682,995
6.25%, 06/01/2031(a)		2,477	2,481,436
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		4,394	4,302,791
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		2,353	2,351,743

			165,936,819

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030(a)		7,251	6,826,813
4.375%, 01/15/2028(a)		5,888	5,811,725

			12,638,538

Consumer Cyclical - Retailers – 4.9%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		14,604	14,967,218
7.375%, 08/01/2033(a)		2,757	2,845,134
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		6,598	6,410,434
5.00%, 02/15/2032(a)		340	323,902
Bath & Body Works, Inc. 6.75%, 07/01/2036		1,479	1,461,527
7.60%, 07/15/2037		360	354,638
Beach Acquisition Bidco LLC 5.25%, 07/15/2032(a)	EUR	2,585	2,997,806
Boots Group Finco LP 5.375%, 08/31/2032(a)		3,756	4,417,856
Carvana Co. 5.50%, 04/15/2027(a)	U.S.$	1,469	1,454,263
9.00%, 06/01/2030(a)(e)(j)		7,229	7,458,643
9.00%, 06/01/2031(a)(e)(j)		3,962	4,360,244
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(a)		7,797	8,157,602
CT Investment GmbH 6.375%, 04/15/2030(a)	EUR	1,681	1,987,658
FirstCash, Inc. 4.625%, 09/01/2028(a)	U.S.$	1,000	981,964
5.625%, 01/01/2030(a)		320	315,297
6.875%, 03/01/2032(a)		3,145	3,192,727
Gap, Inc. (The) 3.625%, 10/01/2029(a)		3,618	3,403,949
3.875%, 10/01/2031(a)		998	904,835
Gee Automotive Holdings LLC 7.25%, 03/01/2031(a)		2,641	2,659,502
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		5,739	5,682,850
8.75%, 01/15/2032(a)		4,115	3,990,037
11.50%, 08/15/2029(a)		1,470	1,546,043
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		4,361	4,208,226
6.375%, 01/15/2030(a)		945	950,348
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		3,898	3,730,744
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		6,569	6,413,523
8.25%, 08/01/2031(a)		679	707,635
Lithia Motors, Inc. 3.875%, 06/01/2029(a)		2,932	2,814,654
4.625%, 12/15/2027(a)		685	681,758
Park River Holdings, Inc. 8.00%, 03/15/2031(a)		1,302	1,296,735

	Principal Amount (000)		U.S. $ Value

Penske Automotive Group, Inc. 3.75%, 06/15/2029	U.S.$	521	$497,492
PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(a)		2,933	2,966,662
10.00%, 09/15/2033(a)		3,315	3,298,299
QXO Building Products, Inc. 6.50%, 07/15/2031(a)		153	153,576
6.75%, 04/30/2032(a)		7,820	7,987,777
6.875%, 07/15/2034(a)		128	128,223
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		9,865	9,618,613
4.875%, 11/15/2031(a)		790	755,307
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(a)		3,703	3,517,618
Staples, Inc. 10.75%, 09/01/2029(a)		9,996	9,566,131
12.75%, 01/15/2030(a)		2,487	1,972,702
VF Corp. 2.95%, 04/23/2030		7,097	6,379,999

			147,520,151

Consumer Non-Cyclical – 8.1%
Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(a)		1,227	1,204,103
7.375%, 03/15/2033(a)		1,808	1,866,941
Adapthealth LLC 4.625%, 08/01/2029(a)		2,068	1,997,670
5.125%, 03/01/2030(a)		2,000	1,932,473
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		1,018	958,312
4.875%, 02/15/2030(a)		3,496	3,336,064
5.50%, 03/31/2031(a)		4,486	4,315,015
5.75%, 03/31/2034(a)		2,057	1,912,521
6.50%, 02/15/2028(a)		4,998	5,031,126
Amneal Pharmaceuticals LLC 6.875%, 08/01/2032(a)		1,342	1,382,286
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		11,521	11,832,561
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		1,282	1,200,853
11.00%, 09/30/2028(a)		6,382	6,529,103
BioMarin Pharmaceutical, Inc. 5.50%, 02/15/2034(a)		1,088	1,061,014
CAB SELAS 7.75%, 08/09/2031(a)	EUR	2,809	3,292,738
Cheplapharm Arzneimittel GmbH 6.75%, 02/15/2032(a)		600	695,040
7.125%, 06/15/2031(a)		1,810	2,119,427
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	813	724,264
6.00%, 01/15/2029(a)		11,502	11,342,475
6.125%, 04/01/2030(a)		7,452	6,270,166
9.75%, 01/15/2034(a)		7,817	7,919,389
CVS Health Corp. 6.75%, 12/10/2054		548	563,504
7.00%, 03/10/2055		9,105	9,363,387
DaVita, Inc. 3.75%, 02/15/2031(a)		1,867	1,722,951
4.625%, 06/01/2030(a)		18,628	17,949,606
Elanco Animal Health, Inc. 6.40%, 08/28/2028(e)		5,930	6,065,256
Embecta Corp. 5.00%, 02/15/2030(a)(i)		6,608	5,108,523
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		7,811	7,215,607
Encompass Health Corp. 4.50%, 02/01/2028		336	332,380

	Principal Amount (000)		U.S. $ Value

Genmab A/S/Genmab Finance LLC 6.25%, 12/15/2032(a)	U.S.$	5,260	$5,314,484
7.25%, 12/15/2033(a)		2,191	2,257,675
Grifols SA 3.875%, 10/15/2028(a)	EUR	8,212	9,409,600
7.50%, 05/01/2030(a)		1,169	1,402,424
Gruenenthal GmbH 6.75%, 05/15/2030(a)		3,233	3,853,914
Gruppo San Donato SpA 6.50%, 10/31/2031(a)		2,705	3,050,777
IQVIA, Inc. 4.625%, 06/15/2033(a)		3,315	3,832,382
LifePoint Health, Inc. 8.375%, 02/15/2032(a)	U.S.$	3,840	3,864,078
ModivCare, Inc. 5.00%, 10/01/2029(b)(c)(d)(e)(h)		3,342	4,345
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)		3,146	2,422,443
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a)(e)(j)		1,582	951,196
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a)(e)(j)		3,007	2,834,321
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		3,395	3,548,291
Opal Bidco SAS 5.50%, 03/31/2032(a)	EUR	3,589	4,222,382
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)	U.S.$	12,011	11,833,544
5.125%, 04/30/2031(a)		5,683	5,628,560
7.875%, 05/15/2034(a)		714	762,406
Perrigo Finance Unlimited Co. 5.15%, 06/15/2030(e)		1,909	1,805,909
Post Holdings, Inc. 4.50%, 09/15/2031(a)		5,969	5,538,859
4.625%, 04/15/2030(a)		414	398,763
6.375%, 03/01/2033(a)		945	931,027
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375%, 04/30/2029(a)		5,530	5,353,814
6.25%, 04/01/2029(a)		3,651	3,655,637
Select Medical Corp. 6.25%, 12/01/2032(a)		4,371	4,195,425
Somnigroup International, Inc. 4.00%, 04/15/2029(a)		685	659,532
Sotera Health Holdings LLC 7.375%, 06/01/2031(a)		4,478	4,641,887
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		6,500	6,516,937
Tenet Healthcare Corp. 5.50%, 11/15/2032(a)		12,642	12,451,742
6.00%, 11/15/2033(a)		4,097	4,112,365
Whirlpool Corp. 4.70%, 05/14/2032		842	655,290
6.125%, 06/15/2030		3,064	2,786,398
6.50%, 06/15/2033(i)		625	529,494
7.50%, 07/01/2031(a)		624	620,097
7.875%, 07/01/2034(a)		829	785,087

			246,075,840

Energy – 5.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, 06/30/2029(a)		785	782,345
Buckeye Partners LP 4.50%, 03/01/2028(a)		840	829,764
6.75%, 02/01/2030(a)		677	694,496
Chord Energy Corp. 6.00%, 10/01/2030(a)		2,159	2,168,077

	Principal Amount (000)		U.S. $ Value

CNX Resources Corp. 7.25%, 03/01/2032(a)	U.S.$	4,043	$4,155,013
7.375%, 01/15/2031(a)		350	357,874
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		2,664	2,595,555
Crescent Energy Finance LLC 7.375%, 01/15/2033(a)		705	708,268
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.375%, 06/30/2033(a)		6,652	6,808,020
8.625%, 03/15/2029(a)		810	840,734
Excelerate Energy LP 8.00%, 05/15/2030(a)		4,482	4,703,786
Genesis Energy LP/Genesis Energy Finance Corp. 7.875%, 05/15/2032		4,501	4,646,424
8.25%, 01/15/2029		1,000	1,030,577
Global Marine, Inc. 7.00%, 06/01/2028		200	203,397
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		4,575	4,599,783
8.25%, 01/15/2032(a)		586	610,812
Gulfport Energy Operating Corp. 6.75%, 09/01/2029(a)		1,454	1,471,934
Harvest Midstream I LP 6.75%, 05/15/2034(a)		3,957	3,973,790
7.50%, 05/15/2032(a)		1,240	1,270,697
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,498	1,494,763
6.00%, 02/01/2031(a)		1,772	1,727,842
6.25%, 04/15/2032(a)		318	308,902
8.375%, 11/01/2033(a)		5,423	5,690,679
Howard Midstream Energy Partners LLC 6.625%, 01/15/2034(a)		2,704	2,734,319
7.375%, 07/15/2032(a)		1,180	1,219,524
ITT Holdings LLC 6.50%, 08/01/2029(a)		3,021	2,988,384
Matador Resources Co. 6.50%, 04/15/2032(a)		445	444,304
Moss Creek Resources Holdings, Inc. 8.25%, 09/01/2031(a)		1,731	1,734,285
Murphy Oil Corp. 6.00%, 10/01/2032		2,101	2,081,297
NFE Brazil Financing Ltd. 12.00%, 06/19/2029(b)(j)		7,482	6,790,773
NFE Financing LLC 12.00%, 11/15/2029(b)(c)(d)		13,204	4,296,578
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		3,973	4,072,549
8.375%, 02/15/2032(a)		4,424	4,597,806
NuStar Logistics LP 5.625%, 04/28/2027		3,349	3,359,579
6.375%, 10/01/2030		1,164	1,188,259
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 06/01/2034(a)		2,585	2,625,198
7.875%, 09/15/2030(a)		2,774	2,878,181
Rockies Express Pipeline LLC 4.95%, 07/15/2029(a)		945	932,820
6.75%, 03/15/2033(a)		192	195,210
SM Energy Co. 8.75%, 07/01/2031(a)		2,386	2,495,458
Sunoco LP 4.50%, 10/01/2029(a)		1,060	1,030,413
5.375%, 07/15/2031(a)		2,512	2,465,891
5.625%, 03/15/2031(a)		2,725	2,690,407
7.00%, 05/01/2029(a)		7,700	7,867,716
7.875%, 09/18/2030(a)(m)		4,787	4,907,304
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		2,908	2,829,522

	Principal Amount (000)		U.S. $ Value

4.50%, 04/30/2030	U.S.$	907	$875,395
7.00%, 09/15/2028(a)		283	287,901
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 09/01/2031(a)		276	272,016
Talos Production, Inc. 9.375%, 02/01/2031(a)		3,423	3,607,202
TransMontaigne Partners LLC 8.50%, 06/15/2030(a)		2,203	2,249,681
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		2,405	2,454,799
Transocean International Ltd. 7.875%, 10/15/2032(a)		291	303,133
8.75%, 02/15/2030(a)		2,847	2,954,030
USA Compression Partners LP/USA Compression Finance Corp. 7.125%, 03/15/2029(a)		1,000	1,020,750
Venture Global LNG, Inc. 9.00%, 09/30/2029(a)(m)		2,986	2,966,040
9.50%, 02/01/2029(a)		1,597	1,711,784
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		2,781	2,824,779
6.50%, 06/15/2034(a)		4,623	4,771,033
Vermilion Energy, Inc. 6.875%, 05/01/2030(a)		675	671,153
WBI Operating LLC 6.25%, 10/15/2030(a)		2,869	2,868,117
Weatherford International Ltd. 6.75%, 10/15/2033(a)		2,759	2,792,117

			150,729,239

Other Industrial – 0.9%
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/2029(a)		337	319,757
Azelis Finance NV 4.125%, 03/10/2031(a)	EUR	993	1,134,079
Core & Main LP 6.00%, 07/01/2034(a)	U.S.$	1,475	1,467,248
Dealer Tire Financial LLC 10.375%, 10/01/2031(a)		8,420	8,180,111
Gates Corp./DE 6.875%, 07/01/2029(a)		1,249	1,275,113
Multiversity SpA 7.125%, 05/17/2031(a)	EUR	2,585	3,060,122
Resideo Funding II LLC 4.00%, 09/01/2029(a)	U.S.$	651	618,859
6.50%, 07/15/2032(a)		2,220	2,220,766
Stena International SA 7.25%, 01/15/2031(a)		293	298,267
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		9,685	9,602,735

			28,177,057

Services – 3.2%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		2,530	2,425,819
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		1,397	1,385,924
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/2028(a)		11,262	11,097,671
4.875%, 06/01/2028(a)	GBP	3,580	4,777,691
Angi Group LLC 3.875%, 08/15/2028(a)	U.S.$	8,847	7,503,546
APCOA GmbH 6.00%, 04/15/2031(a)	EUR	3,023	3,496,327
APi Group DE, Inc. 5.75%, 06/01/2034(a)	U.S.$	2,445	2,392,812

	Principal Amount (000)		U.S. $ Value

Aramark International Finance SARL 4.375%, 04/15/2033(a)	EUR	486	$547,924
Aramark Services, Inc. 5.00%, 02/01/2028(a)	U.S.$	4,832	4,816,879
Belron UK Finance PLC 5.75%, 10/15/2029(a)		4,372	4,370,825
Cars.com, Inc. 6.375%, 11/01/2028(a)		4,403	4,379,521
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		5,058	4,662,541
Deepocean Ltd. 6.00%, 04/08/2031(a)	EUR	1,002	1,187,025
Garda World Security Corp. 6.00%, 06/01/2029(a)	U.S.$	3,875	3,814,904
6.50%, 01/15/2031(a)		1,902	1,924,191
7.75%, 02/15/2028(a)		2,493	2,528,373
8.25%, 08/01/2032(a)		3,046	3,089,401
8.375%, 11/15/2032(a)		2,884	2,929,419
ION Platform Finance US, Inc./ION Platform Finance SARL 4.625%, 05/01/2028(a)		700	653,390
5.00%, 05/01/2028(a)		1,023	961,553
5.75%, 05/15/2028(a)		1,426	1,351,549
Korn Ferry 4.625%, 12/15/2027(a)		2,404	2,389,390
Match Group Holdings II LLC 4.625%, 06/01/2028(a)		685	674,552
Monitronics International, Inc. 9.125%, 04/01/2020(d)(f)(g)(h)(k)		6,914	0
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		1,691	1,660,329
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		8,246	8,022,495
Sabre GLBL, Inc. 10.75%, 11/15/2029(a)		378	363,825
10.75%, 03/15/2030(a)		481	460,688
11.125%, 07/15/2030(a)		7,716	7,423,555
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	3,854	4,353,359

			95,645,478

Technology – 4.1%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)		4,266	4,809,265
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)	U.S.$	6,291	6,077,429
7.50%, 02/15/2032(a)		3,242	3,323,724
Cloud Software Group LLC 6.50%, 03/31/2029(a)		5,944	5,813,849
6.625%, 08/15/2033(a)		7,114	6,211,740
8.25%, 06/30/2032(a)		9,089	8,603,008
CoreWeave, Inc. 8.50%, 07/15/2032(a)	EUR	3,239	3,349,408
9.25%, 06/01/2030(a)	U.S.$	6,528	6,124,282
9.625%, 07/15/2032(a)		2,441	2,188,057
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		2,614	2,719,517
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		2,881	2,774,781
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		4,066	4,133,105
GoTo Group, Inc. 5.50%, 05/01/2028(a)		4,547	1,983,451
IPD 3 BV 5.50%, 06/15/2031(a)	EUR	2,533	2,811,520
Meridian Arc Holdco LLC 6.25%, 04/30/2031(a)	U.S.$	9,547	9,177,101

	Principal Amount (000)		U.S. $ Value

MKS, Inc. 4.25%, 02/15/2034(a)	EUR	2,787	$3,110,134
OAK-Eagle Acquireco, Inc. 6.25%, 07/01/2033(a)		1,806	2,178,555
7.25%, 07/01/2033(a)	U.S.$	2,726	2,826,325
8.75%, 07/01/2034(a)		5,663	5,960,186
Playtika Holding Corp. 4.25%, 03/15/2029(a)		10,218	9,280,151
Rackspace Finance LLC 3.50%, 05/15/2028(a)		11,101	9,828,537
Rocket Software, Inc. 9.00%, 11/28/2028(a)		6,453	6,386,508
TeamSystem SpA 5.00%, 07/01/2031(a)	EUR	3,109	3,450,356
6.50%, 07/01/2032(a)		531	609,261
Virtusa Corp. 7.125%, 12/15/2028(a)	U.S.$	5,464	4,468,098
WULF Compute LLC 7.75%, 10/15/2030(a)		6,661	6,920,196

			125,118,544

Transportation - Airlines – 0.6%
Allegiant Travel Co. 7.125%, 07/01/2031(a)		4,342	4,404,990
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)		10,551	10,501,239
WestJet An Alberta Partnership 8.00%, 02/14/2031(a)		3,677	3,622,029

			18,528,258

Transportation - Services – 1.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(a)	EUR	513	607,048
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)	U.S.$	11,649	11,467,562
5.375%, 03/01/2029(a)		640	623,345
Avis Budget Finance PLC 7.25%, 07/31/2030(a)	EUR	568	659,294
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(a)		3,098	2,282,233
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)		538	581,921
Beacon Mobility Corp. 7.25%, 08/01/2030(a)	U.S.$	4,262	4,388,495
Boels Topholding BV 5.75%, 05/15/2030(a)	EUR	1,872	2,196,528
Dcli Bidco LLC 7.75%, 11/15/2029(a)	U.S.$	1,818	1,868,643
Edge Finco PLC 8.125%, 08/15/2031(a)	GBP	1,631	2,280,144
Hertz Corp. (The) 4.625%, 12/01/2026(a)(i)	U.S.$	1,564	1,369,583
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	3,189	3,686,020
Loxam SAS 5.00%, 01/22/2033(a)		1,228	1,412,234
PODS LLC 8.75%, 05/15/2031(a)	U.S.$	3,307	3,159,288
PROG Holdings, Inc. 6.00%, 11/15/2029(a)		5,075	4,961,325

			41,543,663

			1,660,115,860

Financial Institutions – 8.5%
Banking – 0.7%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(m)		993	958,378

	Principal Amount (000)		U.S. $ Value

Armor Holdco, Inc. 8.50%, 11/15/2029(a)	U.S.$	8,586	$8,594,736
Bread Financial Holdings, Inc. 6.75%, 05/15/2031(a)		2,224	2,267,883
8.375%, 06/15/2035(a)		2,189	2,262,449
Synchrony Financial Series C 7.25%, 08/15/2031(m)		5,692	5,598,580

			19,682,026

Brokerage – 0.7%
Aretec Group, Inc. 7.50%, 04/01/2029(a)		2,319	2,315,310
10.00%, 08/15/2030(a)		6,063	6,400,326
First Eagle Holdings, Inc. 7.25%, 08/15/2032(a)		3,059	3,094,926
Focus Financial Partners LLC 6.75%, 09/15/2031(a)		939	933,284
Hightower Holding LLC 9.125%, 01/31/2030(a)		5,609	5,840,348
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		1,899	1,970,212

			20,554,406

Finance – 3.4%
Black Pearl Compute LLC 6.125%, 02/15/2031(a)		6,275	6,263,507
CNG Holdings, Inc. 16.50% (16.50% Cash or 14.50% Cash and 3.00% PIK), 06/30/2031(a)(j)		4,687	3,749,434
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		7,450	7,105,253
Curo SPV LLC 13.00%, 08/02/2027(f)(h)		9,814	9,372,780
Enova International, Inc. 9.125%, 08/01/2029(a)		5,072	5,304,116
11.25%, 12/15/2028(a)		2,594	2,722,973
Freedom Mortgage Holdings LLC 8.375%, 04/01/2032(a)		4,804	4,825,686
GGAM Finance Ltd. 8.00%, 02/15/2027(a)		4,139	4,145,549
8.00%, 06/15/2028(a)		3,918	4,056,852
goeasy Ltd. 6.875%, 05/15/2030(a)		1,620	1,464,222
7.375%, 10/01/2030(a)(i)		1,357	1,239,514
7.625%, 07/01/2029(a)		10,175	9,680,890
9.25%, 12/01/2028(a)		2,614	2,581,840
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		7,413	7,174,323
Navient Corp. 4.875%, 03/15/2028		6,959	6,806,872
5.00%, 03/15/2027		1,148	1,142,774
5.50%, 03/15/2029		1,215	1,165,881
5.625%, 08/01/2033		1,834	1,515,041
9.375%, 07/25/2030		1,549	1,571,671
11.50%, 03/15/2031		3,049	3,219,168
OneMain Finance Corp. 6.625%, 05/15/2029		723	732,805
Phoenix Aviation Capital Ltd. 9.25%, 07/15/2030(a)		3,176	3,293,510
Rfna LP 7.875%, 02/15/2030(a)		3,691	3,688,518
SLM Corp. 6.495%, 05/15/2032		3,448	3,439,197
Stonebriar ABF Issuer LLC 7.00%, 08/15/2031(a)		2,987	2,988,140
8.125%, 12/15/2030(a)		3,096	3,223,209

	Principal Amount (000)		U.S. $ Value

Terawulf, Inc. Zero Coupon, 05/01/2032(a)(n)	U.S.$	169	$202,191

			102,675,916

Financial Services – 1.4%
1261229 BC Ltd. 10.00%, 04/15/2032(a)		17,575	17,964,365
ADI Escrow Issuer LLC 7.125%, 07/15/2034(a)		797	814,473
Asurion LLC/Asurion Co-Issuer, Inc. 8.00%, 12/31/2032(a)		11,564	11,693,168
Cipher Compute LLC 7.125%, 11/15/2030(a)		5,107	5,209,467
Encore Capital Group, Inc. 6.625%, 04/15/2031(a)		2,056	2,063,369
8.50%, 05/15/2030(a)		2,600	2,754,288
Stingray Compute LLC 6.00%, 06/15/2031(a)		2,909	2,842,565
Titanium 2l Bondco SARL 6.25%, 01/14/2031(j)	EUR	1,310	208,916

			43,550,611

Insurance – 1.8%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(a)	U.S.$	1,262	1,139,624
7.50%, 11/06/2030(a)		2,084	2,016,587
8.25%, 02/01/2029(a)		3,788	3,631,490
8.50%, 06/15/2029(a)		2,552	2,434,653
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		9,084	9,132,634
7.00%, 01/15/2031(a)		432	438,609
AmWINS Group, Inc. 6.375%, 02/15/2029(a)		7,756	7,797,474
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		1,097	1,111,562
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	1,299	1,509,568
7.75%, 02/15/2031(a)	U.S.$	5,039	5,116,564
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(a)		7,482	7,420,820
CRC Insurance Group LLC 7.125%, 06/01/2031(a)		5,852	5,844,063
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 7.25%, 02/15/2031(a)		5,101	5,049,230
8.125%, 02/15/2032(a)		3,428	3,177,651

			55,820,529

REITs – 0.5%
Brandywine Operating Partnership LP 8.875%, 04/12/2029		939	986,053
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)		2,820	2,783,011
Diversified Healthcare Trust 7.25%, 10/15/2030(a)		1,000	1,025,309
Five Point Operating Co. LP 8.00%, 10/01/2030(a)		2,690	2,754,096
Iron Mountain, Inc. 4.75%, 01/15/2034(a)	EUR	5,000	5,608,257
MPT Operating Partnership LP/MPT Finance Corp. 7.00%, 02/15/2032(a)		385	447,382
RLJ Lodging Trust LP 4.00%, 09/15/2029(a)	U.S.$	1,492	1,422,166

	Principal Amount (000)		U.S. $ Value

Vivion Investments SARL Series E 6.50%, 02/28/2029(a)(e)(j)	EUR	17	$20,031

			15,046,305

			257,329,793

Utility – 0.8%
Electric – 0.8%
Neoen Finco PLC 5.50%, 06/15/2031(a)		1,408	1,653,181
NRG Energy, Inc. 3.375%, 02/15/2029(a)	U.S.$	3,924	3,723,940
5.25%, 06/15/2029(a)		300	297,581
5.75%, 07/15/2029(a)		7,963	7,961,039
10.25%, 03/15/2028(a)(m)		3,572	3,809,426
Vistra Corp. 7.00%, 12/15/2026(a)(m)		3,713	3,729,835
8.00%, 10/15/2026(a)(m)		4,495	4,507,457

			25,682,459

Total Corporates - Non-Investment Grade (cost $2,011,406,441)			1,943,128,112

CORPORATES - INVESTMENT GRADE – 14.4%
Industrial – 8.0%
Basic – 0.5%
Australian Metcoal Financing Pty Ltd. 6.25%, 10/22/2031(a)		1,535	1,544,686
FMC Corp. 8.00%, 06/01/2031(a)		1,680	1,735,526
Freeport Indonesia PT 4.76%, 04/14/2027(a)		696	693,390
Nexa Resources SA 6.75%, 04/09/2034(a)		2,433	2,518,393
Orbia Advance Corp. SAB de CV 7.50%, 05/13/2035(a)		2,774	2,791,338
Qnity Electronics, Inc. 5.75%, 08/15/2032(a)		1,828	1,817,557
SNF Group SACA 5.63%, 03/31/2031(a)		2,121	2,124,726
Sociedad Quimica y Minera de Chile SA 4.25%, 05/07/2029(a)		764	752,945
5.625%, 04/22/2056(a)		1,285	1,242,434
6.50%, 11/07/2033(a)		1,223	1,281,447

			16,502,442

Capital Goods – 0.0%
Textron Financial Corp. 5.65% (CME Term SOFR 3 Month + 2.00%), 02/15/2042(a)(l)		125	113,825

Communications - Media – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		928	647,140
5.375%, 05/01/2047		601	454,916
6.48%, 10/23/2045		2,858	2,477,298
Grupo Televisa SAB 6.625%, 01/15/2040		2,604	2,265,480
8.50%, 03/11/2032		1,027	1,095,039
Nexstar Media, Inc. 6.50%, 09/15/2033(a)		7,104	7,070,734
Prosus NV 3.06%, 07/13/2031(a)		5,833	5,226,368
4.03%, 08/03/2050(a)		1,341	905,014
Sopaipilla Investor LLC 7.53%, 11/30/2048(a)(e)		18,326	18,993,204

			39,135,193

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.4%
Beacon Point DC LLC 6.13%, 11/30/2042(a)	U.S.$	1,661	$1,595,243
HUT 8 DC LLC 6.19%, 11/15/2042(a)		5,599	5,434,032
TELUS Corp. 6.625%, 10/15/2055		374	373,188
6.625%, 06/09/2056		2,253	2,201,542
7.00%, 10/15/2055		3,827	3,855,571

			13,459,576

Consumer Cyclical - Automotive – 0.8%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)		685	695,246
Ford Motor Co. 3.25%, 02/12/2032		14,888	13,018,315
Ford Motor Credit Co. LLC 6.80%, 05/12/2028		4,854	4,977,667
Jaguar Land Rover Automotive PLC 5.875%, 01/15/2028(a)		4,095	4,085,596
Phinia, Inc. 6.75%, 04/15/2029(a)		2,060	2,096,626

			24,873,450

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp., Ltd. 5.125%, 05/01/2029(a)		2,891	2,869,299
5.75%, 03/15/2030(a)		1,724	1,728,283
5.875%, 06/15/2031(a)		4,896	4,909,287

			9,506,869

Consumer Cyclical - Other – 1.2%
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	3,466	3,917,731
5.875%, 06/04/2031(a)	U.S.$	2,020	1,997,943
6.125%, 06/04/2031(a)	GBP	1,466	1,956,397
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	2,056	1,844,232
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/01/2029(a)		1,312	1,340,935
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)		767	766,060
6.125%, 07/31/2032(a)		3,500	3,508,600
Las Vegas Sands Corp. 5.65%, 05/18/2033		1,373	1,353,996
Sands China Ltd. 3.25%, 08/08/2031(e)		675	607,601
4.375%, 06/18/2030(e)		1,740	1,675,940
Sekisui House US, Inc. 6.00%, 01/15/2043		11,101	9,829,710
Voyager Parent LLC 9.25%, 07/01/2032(a)		8,125	8,634,588

			37,433,733

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		5,650	5,543,333
6.125%, 06/15/2029(a)		5,000	5,052,962

			10,596,295

Consumer Cyclical - Retailers – 0.3%
Falabella SA 3.375%, 01/15/2032(a)		1,767	1,567,011
Levi Strauss & Co. 3.50%, 03/01/2031(a)		858	792,593
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		1,365	1,352,704
6.125%, 03/15/2032(a)		2,121	2,126,039
Nordstrom, Inc. 5.00%, 01/15/2044		2,170	1,561,127

	Principal Amount (000)		U.S. $ Value

Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(a)(i)	U.S.$	1,570	$1,424,504

			8,823,978

Consumer Non-Cyclical – 0.6%
Cencosud SA 5.95%, 05/28/2031(a)		675	687,879
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		6,607	6,315,347
Jazz Securities DAC 4.375%, 01/15/2029(a)		7,888	7,721,929
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027		1,363	1,357,889
5.125%, 05/09/2029(i)		2,251	2,235,288

			18,318,332

Energy – 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		3,000	2,990,845
5.75%, 10/15/2033(a)		2,824	2,775,797
Energy Transfer LP 8.00%, 05/15/2054		4,164	4,367,131
Harbour Energy PLC 6.33%, 04/01/2035(a)		1,499	1,507,277
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		2,128	2,037,894
5.875%, 03/01/2028(a)		1,000	1,005,654
MV24 Capital BV 6.75%, 06/01/2034(a)		2,133	2,150,973
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		3,441	3,158,838
Var Energi ASA 5.875%, 05/22/2030(a)		2,768	2,823,494
6.50%, 05/22/2035(a)		1,249	1,299,537
8.00%, 11/15/2032(a)		4,260	4,771,513
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		2,732	2,601,001
6.25%, 01/15/2030(a)		2,547	2,589,576
Woodside Finance Ltd. 6.00%, 05/19/2035		3,561	3,629,478

			37,709,008

Other Industrial – 0.1%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		701	690,361
Carrix, Inc. 6.125%, 08/01/2033(a)		3,626	3,609,991

			4,300,352

Services – 0.1%
Block, Inc. 3.50%, 06/01/2031		2,254	2,056,778

Technology – 0.4%
Lenovo Group Ltd. 5.83%, 01/27/2028(a)		2,591	2,628,699
Oracle Corp. 4.375%, 05/15/2055		438	274,533
5.375%, 09/27/2054		668	487,341
5.95%, 09/26/2055		1,272	1,011,078
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(a)		7,384	7,132,959

			11,534,610

Transportation - Airlines – 0.1%
United Airlines, Inc. 4.625%, 04/15/2029(a)		1,888	1,855,066

	Principal Amount (000)		U.S. $ Value

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)	U.S.$	1,411	$1,329,415

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)		745	666,309
3.83%, 02/02/2032(a)		1,700	1,538,449
4.375%, 07/03/2029(a)		2,296	2,219,061
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		564	558,157

			4,981,976

			242,530,898

Financial Institutions – 5.3%
Banking – 2.7%
Ally Financial, Inc. 5.54%, 01/17/2031		496	496,393
6.70%, 02/14/2033		3,049	3,104,494
Banco Santander SA 6.35%, 03/14/2034		2,200	2,282,385
6.92%, 08/08/2033		7,200	7,680,388
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(a)		1,500	1,528,681
Barclays PLC 7.12%, 06/27/2034		2,695	2,896,109
BNP Paribas SA 4.625%, 02/25/2031(a)(m)		6,256	5,697,425
BPCE SA 6.51%, 01/18/2035(a)		1,434	1,463,530
CaixaBank SA 5.58%, 07/03/2036(a)		1,742	1,719,566
6.84%, 09/13/2034(a)		3,306	3,540,336
Citigroup, Inc. 6.625%, 02/15/2031(m)		3,715	3,725,175
Series AA 7.625%, 11/15/2028(m)		1,231	1,271,671
Deutsche Bank AG/New York NY 3.73%, 01/14/2032		5,208	4,812,585
7.08%, 02/10/2034		1,397	1,485,296
HSBC Holdings PLC 4.60%, 12/17/2030(m)		986	917,969
Intesa Sanpaolo SpA 4.95%, 06/01/2042(a)		1,000	847,051
6.005%, 06/29/2037(a)		11,667	11,440,928
Lloyds Banking Group PLC 6.07%, 06/13/2036		838	845,748
Nationwide Building Society 5.54%, 07/14/2036(a)		1,150	1,133,991
Societe Generale SA 5.40%, 04/10/2037(a)		7,844	7,499,737
Standard Chartered PLC 5.615% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a)(l)(m)		3,500	3,428,998
Synchrony Financial 7.25%, 02/02/2033		6,887	7,073,077
UBS Group AG 6.625%, 01/08/2031(a)(m)		2,027	2,014,331
7.125%, 08/10/2034(a)(m)		2,442	2,440,259
9.25%, 11/13/2028(a)(m)		692	741,323
UniCredit SpA 5.86%, 06/19/2032(a)		3,049	3,060,441

			83,147,887

Brokerage – 0.3%
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029(a)		2,400	2,329,505
6.75%, 05/01/2033(a)		3,643	3,713,525

	Principal Amount (000)		U.S. $ Value

7.125%, 04/30/2031(a)	U.S.$	2,664	$2,749,939

			8,792,969

Finance – 0.5%
CFAMC II Co., Ltd. Series E 4.875%, 11/22/2026(a)		310	310,118
CFAMC III Co., Ltd. 4.75%, 04/27/2027(a)		1,151	1,150,275
Series E 4.25%, 11/07/2027(a)		270	267,373
CIMA Finance DAC Series E 2.95%, 09/05/2029(a)		3,640	3,462,204
FS KKR Capital Corp. 3.125%, 10/12/2028		1,725	1,623,121
ILFC E-Capital Trust II 6.73% (CME Term SOFR 3 Month + 2.06%), 12/21/2065(a)(l)		1,500	1,307,580
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.625%, 10/15/2031(a)		2,594	2,546,028
Sumisho Air Lease Corp. Series B 8.26%, 09/15/2026(m)		5,818	5,839,739

			16,506,438

Insurance – 1.1%
Allianz SE 6.50%, 10/30/2034(a)(m)		400	396,527
Centene Corp. 2.50%, 03/01/2031		2,409	2,097,073
2.625%, 08/01/2031		2,052	1,779,048
3.00%, 10/15/2030		2,686	2,417,123
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		12,355	13,284,098
MetLife Capital Trust IV 7.875% (CME Term SOFR 3 Month + 3.96%), 12/15/2037(a)(l)		8,479	9,226,714
MetLife, Inc. 10.75% (CME Term SOFR 3 Month + 6.41%), 08/01/2039		942	1,190,156
Prudential Financial, Inc. 6.25%, 06/15/2056		1,392	1,380,104

			31,770,843

REITs – 0.7%
GLP Capital LP/GLP Financing II, Inc. 5.75%, 11/01/2037		2,100	2,013,869
Highwoods Realty LP 5.35%, 01/15/2033		1,836	1,800,373
InRetail Shopping Malls 5.65%, 10/16/2032(a)		1,135	1,120,585
Newmark Group, Inc. 7.50%, 01/12/2029		8,300	8,638,264
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		2,016	2,005,657
Trust Fibra Uno 4.87%, 01/15/2030(a)		1,770	1,692,120
Trust 2401 4.87%, 01/15/2030(a)		3,431	3,275,507

			20,546,375

			160,764,512

Utility – 1.1%
Electric – 1.0%
Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(a)		357	324,049
3.95%, 02/12/2030(a)		2,485	2,330,880
AES Andes SA 6.30%, 03/15/2029(a)		1,849	1,880,452

	Principal Amount (000)		U.S. $ Value

American Electric Power Co., Inc. 6.95%, 12/15/2054	U.S.$	838	$882,018
Series D 6.05%, 03/15/2056		929	910,673
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		1,409	1,462,400
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		870	886,975
Electricite de France SA 9.125%, 03/15/2033(a)(m)		1,365	1,575,029
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		5,114	4,811,303
Engie Energia Chile SA 6.375%, 04/17/2034(a)		2,649	2,735,252
Eversource Energy Series A 6.10%, 08/15/2056		793	787,534
Series B 6.35%, 08/15/2056		647	643,375
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		464	460,232
LLPL Capital Pte. Ltd. 6.875%, 02/04/2039(a)		767	770,158
Minejesa Capital BV 4.625%, 08/10/2030(a)		2,403	2,359,351
5.625%, 08/10/2037(a)		981	914,429
Niagara Energy SAC 5.75%, 10/03/2034(a)		1,563	1,545,416
PacifiCorp 5.80%, 04/15/2036		5,428	5,443,323

			30,722,849

Other Utility – 0.1%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		538	558,820
COX Asset Mexico SA de CV 7.125%, 01/08/2032(a)		715	712,661

			1,271,481

			31,994,330

Total Corporates - Investment Grade (cost $430,976,542)			435,289,740

BANK LOANS – 6.2%
Industrial – 4.9%
Basic – 0.1%
Ineos Quattro Holdings UK Ltd. 7.58% (CME Term SOFR 1 Month + 3.75%), 03/14/2030(o)		432	358,546
INEOS US Petrochem LLC 8.08% (CME Term SOFR 1 Month + 4.25%), 04/02/2029(f)(h)(o)(p)		2,156	1,843,768

			2,202,314

Communications - Media – 1.0%
DIRECTV Financing LLC 8.32% (CME Term SOFR 3 Month + 4.50%), 08/02/2029(o)		2,757	2,771,663
Inizio Group Ltd. 8.08% (CME Term SOFR 3 Month + 4.25%), 08/19/2028(o)		4,669	4,507,920
LCPR Loan Financing LLC 10/16/2028(q)		1,400	787,934
MH Sub I LLC 7.98% (CME Term SOFR 1 Month + 4.25%), 05/03/2028(o)		5,419	5,248,276

	Principal Amount (000)		U.S. $ Value

MJH Healthcare Holdings LLC 7.48% (CME Term SOFR 1 Month + 3.75%), 01/28/2029(f)(h)(o)(p)	U.S.$	5,197	$4,943,622
Neptune Bidco US, Inc. 9.85% (CME Term SOFR 3 Month + 5.00%), 02/03/2033(o)		8,000	7,947,280
Radiate Holdco LLC 7.345% (PIK Interest 12 + 5.00%), 09/25/2029(o)		4,936	4,388,462

			30,595,157

Communications - Telecommunications – 0.5%
MH Sub I LLC 02/23/2029(q)		3,970	3,758,836
StubHub Holdco Sub LLC 03/15/2030(q)		4,124	4,121,506
Zacapa S.a r.l. 7.48% (CME Term SOFR 3 Month + 3.75%), 03/22/2029(o)		7,379	7,382,570

			15,262,912

Consumer Cyclical - Automotive – 0.1%
RealTruck Group, Inc. 9.90% (CME Term SOFR 3 Month + 6.00%), 01/31/2031(o)		3,515	2,079,817

Consumer Cyclical - Other – 0.1%
CP Atlas Buyer, Inc. 8.98% (CME Term SOFR 1 Month + 5.25%), 07/08/2030(o)		1,469	1,271,524
PHRG Intermediate LLC 7.73% (CME Term SOFR 3 Month + 4.00%), 02/20/2032(o)		2,891	2,868,512

			4,140,036

Consumer Cyclical - Retailers – 0.2%
RVR Dealership Holdings LLC 8.31% (CME Term SOFR 3 Month + 4.50%), 02/26/2033(o)		2,883	2,726,615
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.58% (CME Term SOFR 1 Month + 3.75%), 10/16/2028(o)		3,086	2,869,821

			5,596,436

Consumer Non-Cyclical – 0.4%
Agiliti Health, Inc. 6.75% (CME Term SOFR 3 Month + 3.00%), 05/01/2030(o)		4,636	4,484,927
Hertz Corp. (The) 7.58% (CME Term SOFR 3 Month + 7.00%), 06/30/2028(o)		3,228	1,767,322
ModivCare Buyer LLC 8.73% (CME Term SOFR 3 Month + 5.00%), 12/29/2030(o)		2,174	1,822,779
MPH Acquisition Holdings LLC 7.57% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(o)		658	658,059
Weber-Stephen Products LLC 7.475% (CME Term SOFR 3 Month + 3.75%), 10/01/2032(o)		2,224	2,202,537

			10,935,624

Energy – 0.2%
Calcasieu Pass Funding, LLC 6.95% (CME Term SOFR 6 Month + 3.25%), 04/11/2033(o)		4,550	4,577,710
Colossus Acquireco LLC 5.37% (CME Term SOFR 3 Month + 1.75%), 01/31/2033(o)		2,478	2,465,856

			7,043,566

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.2%
Liberty Tire Recycling LLC 7.42% (CME Term SOFR 1 Month + 3.75%), 12/17/2032(o)	U.S.$	3,980	$3,979,189
Tulip Holdco (DE) LLC 07/22/2033(f)(h)(p)(q)		3,240	3,229,891

			7,209,080

Services – 0.2%
VM Consolidated, Inc. 10/01/2032(q)		5,845	5,512,983

Technology – 1.8%
Boxer Parent Co., Inc. 6.42% (CME Term SOFR 3 Month + 2.75%), 07/30/2031(o)		5,375	4,890,406
Clover Holdings 2 LLC 7.75% (FIXED 4 + 7.75%), 12/09/2031		8,018	7,616,637
Cyberswift US Finco, LLC 7.48% (CME Term SOFR 3 Month + 3.75%), 10/08/2032(o)		998	997,191
Darktrace Finco US LLC 6.99% (CME Term SOFR 3 Month + 3.25%), 10/09/2031(o)		4,229	3,863,873
Icon Parent Inc. 6.45% (CME Term SOFR 3 Month + 2.75%), 11/13/2031(o)		4,613	4,309,370
Imprivata, Inc. 7.48% (CME Term SOFR 3 Month + 3.75%), 11/30/2029(o)		970	974,443
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(c)(d)(f)(h)(o)		5,905	531,407
Metropolis Technologies, Inc. 8.92% (CME Term SOFR 3 Month + 5.25%), 11/03/2032(o)		6,171	6,063,466
Peraton Corp. 7.51% (CME Term SOFR 3 Month + 3.75%), 02/01/2028(o)		6,295	5,719,581
11.52% (CME Term SOFR 3 Month + 7.75%), 02/01/2029(o)		5,974	4,069,495
Ping Identity Holding Corp. 6.43% (CME Term SOFR 1 Month + 2.75%), 11/15/2032(f)(h)(o)(p)		2,903	2,844,670
Polaris Newco LLC 8.08% (CME Term SOFR 3 Month + 4.00%), 06/02/2028(o)		7,623	6,782,480
Project Alpha Intermediate Holdings, Inc. 8.73% (CME Term SOFR 3 Month + 5.00%), 05/09/2033(o)		4,500	2,674,710
Rocket Software, Inc. 7.48% (CME Term SOFR 1 Month + 3.75%), 11/28/2028(o)		784	753,941
Synechron, Inc. 10/03/2031(q)		3,510	3,273,075

			55,364,745

Transportation - Airlines – 0.1%
JetBlue Airways Corp. 8.43% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(o)		3,619	3,139,409

			149,082,079

Financial Institutions – 1.3%
Banking – 0.0%
Orbit Private Holdings I Ltd. 7.60% (CME Term SOFR 6 Month + 3.75%), 12/10/2031(o)		860	859,190

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.2%
Jane Street Group LLC 5.67% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(o)	U.S.$	5,469	$5,444,610

Finance – 0.2%
Nexus Buyer LLC 9.48% (CME Term SOFR 1 Month + 5.75%), 02/16/2032(o)		5,140	4,980,968

Financial Services – 0.3%
ACProducts Holdings, Inc. 9.23% (CME Term SOFR 3 Month + 5.50%), 11/14/2031(o)		342	348,535
Coller Credit Backed Loans & Notes II Ltd. 6.925% (CME Term SOFR 3 Month + 3.20%), 10/30/2036(f)(h)(o)		4,201	4,206,173
7.66% (CME Term SOFR 3 Month + 4.00%), 10/30/2036(f)(h)(o)		1,982	2,570,976
9.325% (CME Term SOFR 3 Month + 5.60%), 10/30/2036(f)(h)(o)		1,501	1,501,113

			8,626,797

Insurance – 0.6%
Acrisure LLC 6.73% (CME Term SOFR 1 Month + 3.00%), 11/06/2030(o)		8,621	7,875,708
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.23% (CME Term SOFR 1 Month + 2.50%), 09/19/2031(o)		4,174	4,155,308
Asurion LLC 7.57% (CME Term SOFR 3 Month + 3.75%), 02/23/2033(o)		1,995	1,867,378
8.17% (CME Term SOFR 3 Month + 4.25%), 08/19/2028(o)		717	717,569
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 6.23% (CME Term SOFR 1 Month + 2.50%), 07/31/2031(o)		4,549	4,516,158

			19,132,121

			39,043,686

Total Bank Loans (cost $198,477,686)			188,125,765

EMERGING MARKETS - CORPORATE BONDS – 5.2%
Industrial – 4.3%
Basic – 1.4%
Aris Mining Corp. 8.00%, 10/31/2029(a)		532	551,460
Braskem Idesa SAPI 7.45%, 11/15/2029(b)(c)(d)		5,657	3,678,238
Braskem Netherlands Finance BV 4.50%, 01/10/2028(b)(c)(d)		11,647	6,507,179
Cia de Minas Buenaventura SAA 6.80%, 02/04/2032(a)		619	630,235
CSN Inova Ventures 6.75%, 01/28/2028(a)		6,974	5,817,711
First Quantum Minerals Ltd. 8.00%, 03/01/2033(a)		4,036	4,197,009
Indika Energy Tbk PT 8.75%, 05/07/2029(a)		1,148	1,165,220
Inversiones CMPC SA 6.70%, 12/09/2057(a)		788	762,819
Nickel Industries Ltd. 9.00%, 09/30/2030(a)		1,022	1,042,834
OCP SA 6.74%, 04/22/2031(a)(m)		722	708,282
Sasol Financing USA LLC 8.75%, 05/03/2029(a)		1,096	1,147,547

	Principal Amount (000)		U.S. $ Value

8.75%, 04/10/2033(a)	U.S.$	1,981	$2,062,626
Sibanye-Stillwater UK Financing PLC 6.25%, 11/15/2031(a)		2,517	2,482,243
UPL Corp., Ltd. 4.625%, 06/16/2030(a)		1,579	1,452,680
Vedanta Resources Finance II PLC 7.00%, 07/13/2032(a)		6,200	6,199,064
9.85%, 04/24/2033(a)		1,293	1,294,933
Volcan Cia Minera SAA 8.50%, 10/28/2032(a)		2,085	2,151,491

			41,851,571

Capital Goods – 0.2%
Ambipar Lux SARL 10.875%, 02/05/2033(b)(c)(d)		3,765	1,298,925
IHS Holding Ltd. 6.25%, 11/29/2028(a)		537	534,702
7.875%, 05/29/2030(a)		1,845	1,896,285
IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(a)		1,480	1,489,250

			5,219,162

Communications - Media – 0.0%
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)		219	206,440

Communications - Telecommunications – 0.2%
DB Terra Chile HoldCo SpA 7.95%, 04/20/2031(a)		1,543	1,517,695
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(b)(f)(h)		681	6,815
Sable International Finance Ltd. 7.125%, 10/15/2032(a)		2,467	2,435,018
Telecom Argentina SA 9.25%, 05/28/2033(a)		1,482	1,588,621
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(a)		623	621,062

			6,169,211

Consumer Cyclical - Other – 0.9%
Celestial Dynasty Ltd. 4.25%, 06/27/2029(a)		1,661	1,548,882
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		6,251	6,064,033
5.625%, 07/17/2027(a)		3,599	3,590,902
5.75%, 07/21/2028(a)		3,277	3,242,592
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		5,324	5,299,403
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		2,333	2,251,462
5.50%, 10/01/2027(a)		1,100	1,094,500
5.625%, 08/26/2028(a)		2,442	2,409,521
6.75%, 02/15/2034(a)		1,928	1,892,029

			27,393,324

Consumer Cyclical - Retailers – 0.0%
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(d)(f)(g)(h)	ZAR	230	0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(b)(d)(f)(g)(h)	U.S.$	5,622	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(b)(d)(f)(g)(h)		3,942	0

			0

Consumer Non-Cyclical – 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS 3.375%, 06/29/2028(a)		1,008	938,428
Biocon Biologics Global PLC 6.67%, 10/09/2029(a)		1,499	1,501,668

	Principal Amount (000)		U.S. $ Value

Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)	U.S.$	1,500	$1,465,050
MARB BondCo PLC 3.95%, 01/29/2031(a)		3,232	2,832,471
Natura & Co. Luxembourg Holdings SARL 4.125%, 05/03/2028(a)		2,624	2,460,593

			9,198,210

Energy – 1.2%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		1,718	1,758,746
Ecopetrol SA 5.875%, 05/28/2045		1,604	1,275,421
5.875%, 11/02/2051		5,438	4,187,940
8.375%, 01/19/2036		972	1,023,754
8.625%, 01/19/2029		5,777	6,097,624
Gran Tierra Energy, Inc. 9.75%, 04/15/2031(a)		854	766,636
Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(a)		3,066	3,091,035
Leviathan Bond Ltd. 6.50%, 06/30/2027(a)		3,495	3,499,793
Medco Cypress Tree Pte. Ltd. 8.625%, 05/19/2030(a)		271	280,485
Medco Maple Tree Pte. Ltd. 8.96%, 04/27/2029(a)		2,371	2,437,542
Raizen Fuels Finance SA 5.30%, 01/20/2027(b)(c)(d)		204	107,184
5.70%, 01/17/2035(b)(c)(d)		2,804	1,486,120
6.25%, 07/08/2032(b)(c)(d)		4,633	2,457,172
6.45%, 03/05/2034(b)(c)(d)		2,075	1,100,283
6.70%, 02/25/2037(b)(c)(d)		2,505	1,321,388
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development 9.00%, 11/14/2030(a)		1,342	1,346,088
Tecpetrol SA 7.625%, 11/03/2030(a)		1,015	1,042,684
Threelands Energy Ltd. SARL 7.45%, 10/20/2035(a)		750	757,483
Transportadora de Gas del Sur SA 7.75%, 11/20/2035(a)		1,180	1,213,925
YPF SA 8.50%, 06/27/2029(a)		444	462,737
8.75%, 09/11/2031(a)		883	938,880

			36,652,920

Services – 0.0%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		666	659,340
6.20%, 09/17/2032(a)		320	322,106

			981,446

Transportation - Services – 0.1%
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(a)		1,244	1,238,080
TAV Havalimanlari Holding AS 8.50%, 12/07/2028(a)		1,270	1,301,750

			2,539,830

			130,212,114

Utility – 0.5%
Electric – 0.5%
AES Andes SA 8.15%, 06/10/2055(a)		3,015	3,153,572
AES Espana BV 7.75%, 08/03/2033(a)		299	300,315
CGE Treasury Ifsc Pvt. Ltd. 7.875%, 07/28/2031(a)		816	813,960

	Principal Amount (000)		U.S. $ Value

Continuum Green Energy India Pvt./Co-Issuers 7.50%, 06/26/2033(a)	U.S.$	1,155	$1,175,405
India Clean Energy Holdings 4.50%, 04/18/2027(a)		1,261	1,242,085
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,531	1,499,423
Limak Yenilenebilir Enerji AS 9.625%, 08/12/2030(a)		1,249	1,233,899
Orazul Energy Peru SA 6.25%, 09/17/2032(a)		784	780,590
Renew Treasury Ifsc Pvt. Ltd. 6.50%, 02/02/2031(a)		1,380	1,364,475
ReNew Wind Energy AP2/ReNew Power Pvt. Ltd. 4.50%, 07/14/2028(a)		320	309,680
Saavi Energia SARL 8.875%, 02/10/2035(a)		1,605	1,741,591
Sorik Marapi Geothermal Power PT 7.75%, 08/05/2031(a)		1,419	1,416,360
Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(a)		1,469	1,092,392

			16,123,747

Other Utility – 0.0%
Energuate Trust 2 0 6.35%, 09/15/2035(a)		548	537,812

			16,661,559

Financial Institutions - 0.4% Banking – 0.3%
Akbank TAS 7.50%, 01/20/2030(a)		1,051	1,076,949
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(a)		1,411	1,485,727
Uzbek Industrial & Construction Bank ATB 8.95%, 07/24/2029(a)		224	239,337
Yapi ve Kredi Bankasi AS 7.125%, 10/10/2029(a)		1,643	1,653,515
7.25%, 03/03/2030(a)		3,090	3,114,288

			7,569,816

Finance – 0.0%
Sammaan Capital Ltd. 7.50%, 10/16/2030(a)		851	856,565

REITs – 0.1%
Mobiliare Latam SA/Mobiliare Latam Mexico SA de CV 6.75%, 11/10/2032(a)		1,572	1,561,028
Port Of Spain Waterfront Development 7.875%, 02/19/2040(a)		1,510	1,559,212

			3,120,240

			11,546,621

Total Emerging Markets - Corporate Bonds (cost $178,892,423)			158,420,294

EMERGING MARKETS - SOVEREIGNS – 3.3%
Angola – 0.3%
Angolan Government International Bond 8.00%, 11/26/2029(a)		3,066	3,131,152
9.875%, 03/31/2037(a)		5,722	5,934,916

			9,066,068

Argentina – 0.3%
Argentine Republic Government International Bond 0.75%, 07/09/2030(e)		6,222	5,434,678
4.125%, 07/09/2035(e)		2,747	2,168,707

			7,603,385

	Principal Amount (000)		U.S. $ Value

Bahrain – 0.1%
Bahrain Government International Bond 5.45%, 09/16/2032(a)	U.S.$	468	$418,111
6.625%, 10/06/2037(a)		522	469,544
6.75%, 09/20/2029(a)		1,973	1,918,743
7.00%, 10/12/2028(a)		1,673	1,661,322

			4,467,720

Costa Rica – 0.3%
Costa Rica Government International Bond 5.50%, 11/21/2030(a)(e)	EUR	7,750	9,289,661

Cote D’Ivoire – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)		2,308	2,581,241
6.625%, 03/22/2048(a)		732	793,822

			3,375,063

Dominican Republic – 0.2%
Dominican Republic International Bond 5.75%, 03/17/2034(a)	U.S.$	392	379,891
8.625%, 04/20/2027(a)		4,249	4,350,635

			4,730,526

Ecuador — 0.3%
Ecuador Government International Bond 5.50%, 07/31/2040(a)(e)		4,034	3,253,495
6.90%, 07/31/2035(a)(e)		4,553	4,100,566
8.75%, 01/29/2034(a)		1,862	1,847,290

			9,201,351

Egypt – 0.3%
Egypt Government International Bond 5.875%, 02/16/2031(a)		3,704	3,548,432
7.625%, 05/29/2032(a)		1,544	1,548,632
8.70%, 03/01/2049(a)		3,878	3,687,086

			8,784,150

El Salvador – 0.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 01/24/2033(a)		1,558	1,669,007
El Salvador Government International Bond 8.625%, 02/28/2029(a)		3,166	3,334,827
9.25%, 04/17/2030(a)		1,067	1,143,547

			6,147,381

Ghana – 0.1%
Ghana Government International Bond 5.00%, 07/03/2035(a)(e)		1,645	1,505,719

Kenya – 0.1%
Republic of Kenya Government International Bond 7.875%, 02/26/2034(a)		3,293	3,185,846

Nigeria – 0.3%
Nigeria Government International Bond 6.125%, 09/28/2028(a)		2,715	2,719,507
7.14%, 02/23/2030(a)		5,188	5,301,487
8.375%, 03/24/2029(a)		1,035	1,090,890

			9,111,884

Senegal – 0.2%
Senegal Government International Bond Series 7Y 7.75%, 06/10/2031(a)		11,448	6,148,148
4.75%, 03/13/2028(a)	EUR	1,139	746,251
6.25%, 05/23/2033(a)	U.S.$	395	206,787

			7,101,186

South Africa – 0.1%
Republic of South Africa Government International Bond 7.25%, 12/11/2055(a)		240	228,929

	Principal Amount (000)		U.S. $ Value

7.95%, 11/19/2054(a)	U.S.$.	3,450	$3,576,787

			3,805,716

Turkey – 0.3%
Hazine Mustesarligi Varlik Kiralama AS 6.75%, 09/01/2030(a)		5,538	5,568,809
Turkiye Government International Bond 6.95%, 09/16/2035		1,604	1,565,344
7.125%, 07/17/2032		1,497	1,504,320

			8,638,473

Ukraine – 0.1%
Ukraine Government International Bond 4.50%, 02/01/2029(a)(e)		2,273	1,926,255
4.50%, 02/01/2035(a)(e)		449	308,237
4.50%, 02/01/2036(a)(e)		437	297,848

			2,532,340

Uzbekistan – 0.0%
Republic of Uzbekistan International Bond 5.375%, 02/20/2029(a)		426	424,407

Total Emerging Markets - Sovereigns (cost $99,193,915)			98,970,876

ASSET-BACKED SECURITIES – 0.9%
Other ABS - Fixed Rate – 0.8%
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV Zero Coupon, 11/20/2035(f)(h)(p)		2,691	2,781,380
Series 2026-1A, Class INV Zero Coupon, 03/20/2036(f)(h)(p)		5,973	6,243,425
Series 2026-1B, Class INV Zero Coupon, 06/20/2036(f)(h)(p)		14,657	15,342,178

			24,366,983

Autos - Fixed Rate – 0.1%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028(b)(c)(d)(f)(h)		3,075	2,767,328

Other ABS - Floating Rate – 0.0%
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.32%, 09/15/2031(f)(h)(p)		1,839	1,840,308

Total Asset-Backed Securities (cost $28,781,071)			28,974,619

GOVERNMENTS - TREASURIES – 0.9%
United States – 0.9%
U.S. Treasury Bonds 6.125%, 11/15/2027(r)		9,763	9,972,268
U.S. Treasury Notes 3.125%, 11/15/2028(r)(s)		12,054	11,746,805
4.00%, 02/29/2028(r)		4,978	4,959,532

Total Governments - Treasuries (cost $27,367,540)			26,678,605

QUASI-SOVEREIGNS – 0.9%
Quasi-Sovereign Bonds – 0.9%
Brazil – 0.1%
Caixa Economica Federal 5.625%, 05/13/2030(a)		1,550	1,538,375

Mexico – 0.4%
Comision Federal de Electricidad 4.69%, 05/15/2029(a)		927	905,216
5.70%, 01/24/2030(a)		832	829,920
6.50%, 01/28/2051(a)		2,090	1,982,616
Petroleos Mexicanos 5.50%, 06/27/2044		6,626	5,087,774
5.625%, 01/23/2046		5,951	4,559,537

			13,365,063

	Principal Amount (000)		U.S. $ Value

South Africa – 0.2%
Transnet/South Africa 8.25%, 02/06/2028(a)	U.S.$	4,760	$4,917,842

Trinidad and Tobago – 0.0%
Trinidad Generation UnLtd. 7.75%, 06/16/2033(a)		999	1,043,455

Turkey – 0.2%
TC Ziraat Bankasi AS 7.25%, 02/04/2030(a)		2,616	2,622,540
8.00%, 01/16/2029(a)		1,389	1,429,363
Turkiye Ihracat Kredi Bankasi AS 6.875%, 07/03/2028(a)		1,400	1,409,450

			5,461,353

Total Quasi-Sovereigns (cost $25,337,798)			26,326,088

	Shares

COMMON STOCKS – 0.7%
Financial Institutions – 0.3%
Financial Services – 0.3%
Curo Group Holdings LLC(d)		610,655	7,862,183

Communication Services – 0.2%
Diversified Telecommunication Services – 0.2%
Altice France SA/LuxCo3(d)(f)(h)		291,297	5,626,478

Industrials – 0.1%
Electrical Equipment – 0.1%
Exide Technologies(d)(f)(h)		4,045	3,337,125

Transportation Infrastructure – 0.0%
Spirit Aviation Holdings, Inc.(d)		184,617	2,769

			3,339,894

Information Technology – 0.1%
IT Services – 0.1%
Rackspace Technology, Inc.(d)		399,617	1,650,418

Health Care – 0.0%
Health Care Providers & Services – 0.0%
ModivCare Topco LLC(d)		317,880	1,569,692

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
K201640219 South Africa Ltd. - Class A(d)(f)(h)		64,873,855	65
K201640219 South Africa Ltd. - Class B(d)(f)(h)		10,275,684	10

			75

Diversified Consumer Services – 0.0%
AG Tracker(d)(f)(h)		251,120	0
Paysafe Ltd.(d)		46,899	378,944

			378,944

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(d)(f)(h)		14	0

			379,019

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(d)(f)(h)		5,004,988	5
CHC Group LLC(d)(h)		104,383	10

			15

Company	Shares		U.S. $ Value

Oil, Gas & Consumable Fuels – 0.0%
Battalion Oil Corp.(d)		135	$196
New Fortress Energy, Inc.(d)(h)		157,134	50,676

			50,872

			50,887

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(d)(f)(h)(k)		508,189	1

Total Common Stocks (cost $65,092,384)			20,478,572

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Colombia – 0.2%
Colombia Government International Bond 3.125%, 04/15/2031	U.S.$	1,508	1,327,236
6.50%, 01/21/2033		532	532,798
7.375%, 04/25/2030		3,612	3,784,003
7.50%, 02/02/2034		1,801	1,888,889

			7,532,926

Mexico – 0.1%
Mexico Government International Bond 5.375%, 03/22/2033		1,870	1,804,550

Romania – 0.2%
Romanian Government International Bond 5.75%, 03/24/2035(a)		4,562	4,343,206
5.75%, 07/04/2036(a)		722	677,236
6.375%, 01/30/2034(a)		1,114	1,112,530

			6,132,972

Trinidad and Tobago – 0.2%
Trinidad & Tobago Government International Bond 6.40%, 06/26/2034(a)		3,305	3,339,868
6.50%, 01/28/2036(a)		1,580	1,599,102

			4,938,970

Total Governments - Sovereign Bonds (cost $20,488,141)			20,409,418

INFLATION-LINKED SECURITIES – 0.6%
Colombia – 0.6%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(b) (cost $18,436,904)		64,850,457	19,218,635

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040		1,200	1,393,968
7.625%, 03/01/2040		1,250	1,434,917
State of Illinois Series 2010 7.35%, 07/01/2035		2,649	2,817,660
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041(b)		7,240	6,460,056

Total Local Governments - US Municipal Bonds (cost $12,381,516)			12,106,601

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-HY12, Class A5 4.07%, 08/25/2036		1,365	1,286,170

	Principal Amount (000)		U.S. $ Value

Series 2006-42, Class 1A6 6.00%, 01/25/2047	U.S.$	791	$397,501
Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,737	806,608
Series 2006-24CB, Class A16 5.75%, 08/25/2036		332	154,218
Series 2006-26CB, Class A6 6.25%, 09/25/2036		180	76,157
Series 2006-26CB, Class A8 6.25%, 09/25/2036		681	287,789
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		553	356,241
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		568	270,007
Series 2007-15CB, Class A19 5.75%, 07/25/2037		328	170,888
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		290	202,517
Bear Stearns ARM Trust Series 2007-3, Class 1A1 4.01%, 05/25/2047		242	218,441
Series 2007-4, Class 22A1 4.09%, 06/25/2047		1,085	971,230
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		458	145,269
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.68%, 09/25/2047		266	243,708
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.40%, 03/25/2037		163	140,694
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		406	353,437
First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 4.77%, 06/25/2036		190	148,003
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 4.94%, 09/25/2035		1,005	653,275
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		505	442,158
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		493	185,190
Series 2007-A1, Class A8 6.00%, 03/25/2037		851	245,964
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		206	95,073
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-9, Class A4 4.01%, 10/25/2036		1,473	392,882
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 5.935%, 12/28/2037		652	589,858

			8,833,278

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 4.44% (CME Term SOFR 1 Month + 0.71%), 04/25/2037(l)		1,981	602,523
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 4.44% (CME Term SOFR 1 Month + 0.71%), 08/25/2037(l)		300	101,522

	Principal Amount (000)		U.S. $ Value

First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.09% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(l)	U.S.$	900	$195,172
Lehman Mortgage Trust Series 2007-1, Class 3A1 4.09% (CME Term SOFR 1 Month + 0.36%), 02/25/2037(l)		2,842	350,957
Series 2007-1, Class 3A2 3.41% (7.14% - CME Term SOFR 1 Month), 02/25/2037(l)(t)		2,842	258,916
Lehman XS Trust Series 2007-16N, Class 2A2 5.54% (CME Term SOFR 1 Month + 1.81%), 09/25/2047(l)		267	251,258
PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 4.16% (CME Term SOFR 1 Month + 0.43%), 02/25/2037(l)		253	183,611
Series 2007-2, Class 1A3 4.50% (CME Term SOFR 1 Month + 0.77%), 05/25/2037(l)		134	121,854

			2,065,813

Total Collateralized Mortgage Obligations (cost $19,372,203)			10,899,091

EMERGING MARKETS - TREASURIES – 0.3%
Brazil – 0.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2029 (cost $9,342,160)		52,614	9,599,708

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Fixed Rate CMBS – 0.3%
Commercial Mortgage Trust Series 2012-CR3, Class F 4.43%, 10/15/2045(a)		242	12,054
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.25%, 08/10/2044(a)		5,929	5,751,707
Series 2013-GC13, Class D 3.725%, 07/10/2046(a)		1,500	1,123,011
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 4.98%, 06/15/2044(a)		1,503	1,477,171
Series 2014-C20, Class D 3.99%, 05/15/2047(a)		2,533	88,641

Total Commercial Mortgage-Backed Securities (cost $10,854,892)			8,452,584

	Shares

PREFERRED STOCKS – 0.3%
Industrials – 0.3%
Consumer Cyclical - Retailers - 0.3%
QXO, Inc. - Class C(d)(f)(h)		640	7,228,160

Other Industrial – 0.0%
Asphalt ATD Holdco - Class A(d)(f)(h)		12,070	299,457

Technology – 0.0%
Veritas US, Inc.(b)(d)(f)(h)		30,322	606,440

Total Preferred Stocks (cost $7,284,386)			8,134,057

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 0.1%
CLO - Floating Rate – 0.1%
LCM 28 Ltd. Series 28A, Class D 6.94% (CME Term SOFR 3 Month + 3.21%), 10/20/2030(a)(I)	U.S.$	500	$501,888
Rad CLO 10 Ltd. Series 2021-10A, Class E 9.86% (CME Term SOFR 3 Month + 6.11%), 04/23/2034(a)(I)		3,793	3,575,843

Total Collateralized Loan Obligations (cost $4,286,475)			4,077,731

	Shares

RIGHTS – 0.0%
Altice France Lux 3/Altice Holdings 1 (CVR), expiring 10/01/2099(b)(d)(f)(h)		1,181	17,704
Altice France SA (CVR), expiring 12/31/2049(b)(d)(f)(h)		9,218	138,187
Vistra Corp., expiring 12/31/2049(d)(f)(h)		45,881	56,204

Total Rights (cost $0)			212,095

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.7%
BBH, New York 1.12%, 08/03/2026	CAD	3,964	2,828,004
Citibank, London 1.10%, 08/03/2026	EUR	1,496	1,724,692
Citibank, New York 2.98%, 08/03/2026	U.S.$	14,725	14,725,434
Nordea, Oslo 2.97%, 08/03/2026	NOK	6,573	693,532
Standard Chartered Bank, Johannesburg 4.20%, 08/03/2026	ZAR	6,503	393,643

Total Time Deposits (cost $20,365,305)			20,365,305

	Shares

Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government
Money Market Portfolio – Class AB, 3.51%(u)(v)(w) (cost $3,080,721)		3,080,721	3,080,721

Total Short-Term Investments (cost $23,446,026)			23,446,026

Total Investments – 100.5% (cost $3,191,418,503)(x)			3,042,948,617
Other assets less liabilities – (0.5)%			(13,807,113)

Net Assets – 100.0%			$3,029,141,504

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	1,354	September 2026	$143,492,266	$(816,241)
U.S. Ultra Bond (CBT) Futures	138	September 2026	15,136,875	(566,766)
Sold Contracts
U.S. Long Bond (CBT) Futures	149	September 2026	16,138,563	502,875
U.S. T-Note 10 Yr (CBT) Futures	929	September 2026	100,332,000	929,117

				$48,985

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	BRL	27,529	USD	5,422	08/04/2026	$(8,717)
Barclays Bank PLC	USD	5,369	BRL	27,529	08/04/2026	62,115
Barclays Bank PLC	BRL	27,529	USD	5,331	09/02/2026	(57,380)
Barclays Bank PLC	COP	61,154,638	USD	18,067	09/16/2026	(1,119,137)
BNP Paribas SA	BRL	8,924	USD	1,708	08/04/2026	(52,774)
BNP Paribas SA	USD	1,758	BRL	8,924	08/04/2026	2,826
Brown Brothers Harriman & Co.	EUR	3,178	USD	3,702	09/11/2026	30,670
Brown Brothers Harriman & Co.	EUR	289	USD	332	09/11/2026	(1,865)
Citibank NA	BRL	15,907	USD	3,035	08/04/2026	(102,486)
Citibank NA	USD	3,133	BRL	15,907	08/04/2026	5,037
Deutsche Bank AG	GBP	12,912	USD	17,276	10/15/2026	(125,914)
Deutsche Bank AG	USD	6,891	GBP	5,150	10/15/2026	50,227
JPMorgan Chase Bank NA	BRL	2,699	USD	518	08/04/2026	(14,801)
JPMorgan Chase Bank NA	USD	532	BRL	2,699	08/04/2026	855
JPMorgan Chase Bank NA	USD	1,941	EUR	1,670	09/11/2026	(13,081)
Morgan Stanley Capital Services LLC	EUR	137,359	USD	159,934	09/11/2026	1,292,412
Morgan Stanley Capital Services LLC	USD	4,924	EUR	4,229	09/11/2026	(39,790)

						$(91,803)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 46, 5 Year Index, 6/20/2031*	5.00%	Quarterly	3.12%	USD	33,195	$2,709,536	$1,376,877	$1,332,659
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00	Quarterly	63.14	USD	1,300	(947,382)	(108,298)	(839,084)
iTraxx XOVER Series 45, 5 Year Index, 6/20/2031*	5.00	Quarterly	2.61	EUR	37,210	4,532,959	2,671,847	1,861,112

						$6,295,113	$3,940,426	$2,354,687

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL	381,993	01/02/2029	1 Day CDI	12.716%	Maturity	$(2,066,556)	$—	$(2,066,556)
BRL	151,092	01/02/2029	1 Day CDI	13.651%	Maturity	(212,602)	—	(212,602)
BRL	124,027	01/02/2029	1 Day CDI	13.993%	Maturity	(36,624)	—	(36,624)
BRL	121,160	01/02/2029	1 Day CDI	12.618%	Maturity	(700,997)	—	(700,997)
BRL	52,540	01/02/2029	1 Day CDI	12.682%	Maturity	(290,740)	—	(290,740)
BRL	50,895	01/02/2029	1 Day CDI	13.220%	Maturity	(163,533)	—	(163,533)
BRL	46,809	01/02/2029	1 Day CDI	13.020%	Maturity	(186,995)	—	(186,995)
BRL	44,580	01/02/2029	1 Day CDI	12.555%	Maturity	(258,367)	—	(258,367)
BRL	44,579	01/02/2029	1 Day CDI	12.490%	Maturity	(270,137)	—	(270,137)

						$(4,186,551)	$—	$(4,186,551)

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at July 31, 2026
Barclays Capital, Inc.†	USD	1,341	0.00%	—	$1,341,130
Barclays Capital, Inc.†	USD	1,167	2.00	—	1,172,336
Barclays Capital, Inc.†	USD	1,054	2.00	—	1,058,793
Barclays Capital, Inc.†	USD	2,823	2.25	—	2,834,200
Barclays Capital, Inc.†	USD	2,348	2.25	—	2,356,597
Barclays Capital, Inc.†	USD	308	2.25	—	310,441
Barclays Capital, Inc.†	USD	2,804	2.25	—	2,807,010
Barclays Capital, Inc.†	USD	520	2.50	—	520,566
Barclays Capital, Inc.†	USD	1,421	2.50	—	1,429,935
Barclays Capital, Inc.†	USD	2,331	2.50	—	2,345,982
Barclays Capital, Inc.†	USD	3,567	2.75	—	3,594,005
Barclays Capital, Inc.	USD	3,451	3.25	8/04/2026	3,456,594
Barclays Capital, Inc.†	USD	2,450	3.25	—	2,452,875
Nomura UK†	USD	1,880	2.50	—	1,892,794
Standard Chartered Bank†	USD	1,320	3.25	—	1,320,096

					$28,893,354

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2026.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$23,806,223	$3,456,594	$-0-	$-0-	$27,262,817
Corporates - Investment Grade	1,630,537	-0-	-0-	-0-	1,630,537

Total	$25,436,760	$3,456,594	$-0-	$-0-	$28,893,354

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $2,299,512,642 or 75.91% of net assets.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 2.15% of net assets as of July 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Altice France Lux 3/Altice Holdings 1 (CVR) Zero Coupon, 10/01/2099	10/01/2025	$0	$17,704	0.00%
Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033	10/01/2025	2,281,931	2,444,324	0.08%
Altice France SA (CVR) Zero Coupon, 12/31/2049	10/01/2025	0	138,187	0.00%
Ambipar Lux SARL 10.875%, 02/05/2033	01/28/2025 - 02/07/2025	3,765,000	1,298,925	0.04%
ASP Unifrax Holdings, Inc. 7.10%, 09/30/2029	09/30/2024 - 03/30/2026	6,267,259	3,787	0.00%
ASP Unifrax Holdings, Inc. 10.425%, 09/30/2029	09/30/2024 - 03/30/2026	12,297,816	4,493,506	0.15%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Braskem Idesa SAPI 7.45%, 11/15/2029	03/03/2021 - 01/29/2024	$5,240,836	$3,678,238	0.12%
Braskem Netherlands Finance BV 4.50%, 01/10/2028	12/04/2023 - 12/09/2025	8,501,819	6,507,179	0.22%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/14/2023	139,767	6,815	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	18,436,904	19,218,635	0.64%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2022	5,622,018	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017 - 06/30/2022	3,941,905	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	05/15/2013 - 02/19/2015	12,955,188	0	0.00%
ModivCare, Inc. 5.00%, 10/01/2029	11/06/2023 - 04/01/2025	2,870,513	4,345	0.00%
NFE Brazil Financing Ltd. 12.00%, 06/19/2029	06/17/2026	6,823,950	6,790,773	0.23%
NFE Financing LLC 12.00%, 11/15/2029	12/05/2024 - 04/08/2025	12,455,951	4,296,578	0.14%
Raizen Fuels Finance SA 5.30%, 01/20/2027	02/05/2026	157,744	107,184	0.00%
Raizen Fuels Finance SA 5.70%, 01/17/2035	05/14/2025 - 05/22/2025	2,561,882	1,486,120	0.05%
Raizen Fuels Finance SA 6.25%, 07/08/2032	06/26/2025	4,140,173	2,457,172	0.08%
Raizen Fuels Finance SA 6.45%, 03/05/2034	02/28/2024	2,070,277	1,100,283	0.04%
Raizen Fuels Finance SA 6.70%, 02/25/2037	02/20/2025 - 02/21/2025	2,497,278	1,321,388	0.04%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028	09/18/2025	2,970,037	2,767,328	0.09%
Veritas US, Inc.	12/09/2024	584,608	606,440	0.02%
Vibrantz Technologies, Inc. 9.00%, 02/28/2031	02/27/2026	25,821	18,387	0.00%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	7,240,000	6,460,056	0.21%

(c)	Defaulted.
(d)	Non-income producing security.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Defaulted matured security.
(h)	Fair valued by the Adviser.
(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2026.
(k)	Escrow Shares.
(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Convertible security.
(o)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at July 31, 2026.

(p)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
INEOS US Petrochem LLC 8.08%, 04/02/2029	10/09/2025	$1,811,422	$1,843,768	0.06%
MJH Healthcare Holdings LLC 7.48%, 01/28/2029	10/09/2025	5,015,081	4,943,622	0.16%
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.32%, 09/15/2031	04/24/2024	1,839,158	1,840,308	0.06%
Ping Identity Holding Corp. 6.43%, 11/15/2032	10/31/2025	2,895,468	2,844,670	0.09%
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV Zero Coupon, 11/20/2035	12/02/2025 - 01/20/2026	2,763,583	2,781,380	0.09%
Short Term Consumer Receivables Issuer Trust Series 2026-1A, Class INV Zero Coupon, 03/20/2036	02/25/2026 - 04/23/2026	6,229,400	6,243,425	0.21%
Short Term Consumer Receivables Issuer Trust Series 2026-1B, Class INV Zero Coupon, 06/20/2036	05/26/2026 - 07/20/2026	14,978,893	15,342,178	0.51%
Tulip Holdco (DE) LLC 7.62%, 07/22/2033	07/21/2026	3,191,400	3,229,891	0.11%

(q)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the SOFR plus a premium which was determined at the time of purchase.

(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(s)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(t)	Inverse interest only security.
(u)	The rate shown represents the 7-day yield as of period end.
(v)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(w)	Affiliated investments.
(x)

As of July 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $61,434,810 and gross unrealized depreciation of investments was $(211,779,378), resulting in net unrealized depreciation of $(150,344,568).

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

NOK – Norwegian Krone

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CVR – Contingent Value Right

EURIBOR – Euro Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

July 31, 2026 (unaudited)

69.6%	United States
3.5%	Canada
3.1%	United Kingdom
2.2%	France
1.6%	Italy
1.5%	Colombia
1.4%	Brazil
1.2%	Mexico
0.9%	India
0.9%	Germany
0.9%	Spain
0.9%	Turkey
0.7%	Luxembourg
10.8%	Other
0.8%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Angola, Argentina, Australia, Austria, Bahrain, Belgium, Cayman Islands, Chile, China, Costa Rica, Cote D’Ivoire, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Ghana, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Kenya, Macau, Malaysia, Morocco, Netherlands, Nigeria, Norway, Panama, Peru, Puerto Rico, Romania, Senegal, Serbia, Slovenia, South Africa, Sweden, Switzerland, Trinidad and Tobago, Ukraine, Uzbekistan and Zambia.

AB High Income Fund

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$1,933,755,332	$9,372,780	#	$1,943,128,112
Corporates - Investment Grade	-0-	435,289,740	-0-		435,289,740
Bank Loans	-0-	166,454,145	21,671,620		188,125,765
Emerging Markets - Corporate Bonds	-0-	158,413,479	6,815	#	158,420,294
Emerging Markets - Sovereigns	-0-	98,970,876	-0-		98,970,876
Asset-Backed Securities	-0-	-0-	28,974,619		28,974,619
Governments - Treasuries	-0-	26,678,605	-0-		26,678,605
Quasi-Sovereigns	-0-	26,326,088	-0-		26,326,088
Common Stocks	2,083,003	9,431,885	8,963,684	#	20,478,572
Governments - Sovereign Bonds	-0-	20,409,418	-0-		20,409,418
Inflation-Linked Securities	-0-	19,218,635	-0-		19,218,635
Local Governments - US Municipal Bonds	-0-	12,106,601	-0-		12,106,601
Collateralized Mortgage Obligations	-0-	10,899,091	-0-		10,899,091
Emerging Markets - Treasuries	-0-	9,599,708	-0-		9,599,708
Commercial Mortgage-Backed Securities	-0-	8,452,584	-0-		8,452,584
Preferred Stocks	-0-	-0-	8,134,057		8,134,057
Collateralized Loan Obligations	-0-	4,077,731	-0-		4,077,731
Rights	-0-	-0-	212,095		212,095
Short-Term Investments:
Time Deposits	20,365,305	-0-	-0-		20,365,305
Investment Companies	3,080,721	-0-	-0-		3,080,721

Total Investments in Securities	25,529,029	2,940,083,918	77,335,670		3,042,948,617
Other Financial Instruments*:
Assets
Futures	1,431,992	-0-	-0-		1,431,992
Forward Currency Exchange Contracts	-0-	1,444,142	-0-		1,444,142
Centrally Cleared Credit Default Swaps	-0-	7,242,495	-0-		7,242,495
Liabilities
Futures	(1,383,007)	-0-	-0-		(1,383,007)
Forward Currency Exchange Contracts	-0-	(1,535,945)	-0-		(1,535,945)
Centrally Cleared Credit Default Swaps	-0-	(947,382)	-0-		(947,382)
Centrally Cleared Interest Rate Swaps	-0-	(4,186,551)	-0-		(4,186,551)

Total	$25,578,014	$2,942,100,677	$77,335,670		$3,045,014,361

#	The Fund held securities with zero market value at period end.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Bank Loans	Emerging Markets - Corporate Bonds#	Asset-Backed Securities
Balance as of 10/31/25	$20,197,388	$54,628,263	$6,815	$3,598,683
Accrued discounts/premiums)	265,328	-0-	33,959	68,525
Realized gain (loss)	-0-	70,342	(1,867,408)	(299,954)
Change in unrealized appreciation (depreciation)	(506,022)	1,117,062	1,833,449	290,460
Purchases/Payups	606,544	7,019,024	-0-	38,735,499
Sales/Paydowns	(7,073,753)	(7,620,542)	-0-	(16,139,800)
Transfers into Level 3*	-0-	1,805,393	-0-	2,721,206
Transfers out of Level 3^	(4,116,705)	(35,347,922)	-0-	-0-

Balance as of 07/31/26	$9,372,780	$21,671,620	$6,815	$28,974,619

Net change in unrealized appreciation (depreciation) from investments held as of 07/31/26	$(614,898)	$1,148,313	$(33,180)	$290,460

	Common Stocks#	Preferred Stocks	Rights	Total
Balance as of 10/31/25	$11,102,159	$1,012,024	$215,024	$90,760,356
Accrued discounts/(premiums)	-0-	-0-	-0-	367,812
Realized gain (loss)	-0-	-0-	-0-	(2,097,020)
Change in unrealized appreciation (depreciation)	2,545,026	721,752	(2,929)	5,998,798
Purchases/Payups	49,096	6,400,281	-0-	52,810,444
Sales/Paydowns	-0-	-0-	-0-	(30,834,095)
Transfers into Level 3*	-0-	-0-	-0-	4,526,599
Transfers out of Level 3^	(4,732,597)	-0-	-0-	(44,197,224)

Balance as of 07/31/26	$8,963,684	$8,134,057	$212,095	$77,335,670

Net change in unrealized appreciation (depreciation) from investments held as of 07/31/26	$2,545,026	$721,752	$(2,929)	$4,054,544

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.
*	Amounts were transferred into Level 3 as the observability of price inputs has decreased during the reporting period.
^	Amounts were transferred out of Level 3 as the observability of price inputs has increased during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2026. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/26	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$-0-	Qualitative Assessment		$0.00
Bank Loans	$4,206,173	Discounted Cash Flow	Discount Rate	7.20% to 7.72%
	$2,570,976	Discounted Cash Flow	Discount Rate	18.79% to 19.79%
	$1,501,113	Discounted Cash Flow	Discount Rate	9.78% to 10.32%

	$8,278,262

Asset-Backed Securities	$2,767,328	Intrinsic Calculation	Asset Value	$90.00
Emerging Markets - Corporate Bonds	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$-0-

Common Stocks	$3,337,125	Guideline Public Company, Discounted Cash Flow, and Optional Value	Asset Value	$825.00
	$5	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$3,337,130

Preferred Stocks	$7,228,160	Intrinsic Calculation	Asset Value	$11,294.00
	$299,457	Intrinsic Calculation	Asset Value	$24.81

	$7,527,617

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Asset Value in isolation would be expected to result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in Discount Rate in isolation would be expected to result in a significantly lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for nine months ended July 31, 2026 is as follows:

Fund	Market Value 10/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$75,929	$493,319	$566,167	$3,081	$1,286